As filed with the Securities and Exchange Commission on February 25, 2000

                           Registration No. 333-01153


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       (X)
                         PRE-EFFECTIVE AMENDMENT NO.     ( )
                                      -----
                         POST-EFFECTIVE AMENDMENT NO. 5  (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940        (X)

                                 Amendment No. 7          (X)
                        (Check appropriate box or boxes)


                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:

                              James F. Jorden, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805


Title of securities being registered: Flexible Premium Deferred Variable Annuity

It is proposed that this filing will become effective (check appropriate space)

X Immediately upon filing pursuant to paragraph (b) of Rule 485. On May 1, 2000, pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a) of Rule 485. On , pursuant to paragraph (a)(i) of Rule 485. 75 days after filing pursuant to paragraph (a)(ii)of Rule 485. On , pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment no. 5 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement (post-effective amendment no. 4) with a supplement to the prospectus, dated May 1, 1999. This post-effective amendment no. 5 relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as expressly provided in the supplement.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

4

                             SCHWAB SELECT ANNUITY(TM)
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account
                    Supplement dated February 25, 2000 to the
                    Prospectus for the Schwab Select Annuity
                                dated May 1, 1999

Effective March 1, 2000, the INVESCO VIF-Technology Sub-Account was added as a new investment option under your Contract. As a result, please note the following changes to your prospectus and retain this supplement for future reference.

On Page 1 of the  prospectus,  the  following  should  be  added  to the list of
Portfolios:

         INVESCO VIF-Technology Fund.

On Page 8 under the heading "Portfolio Annual Expenses," please add the following:

Portfolio                                Management       Other      12b-1         Total      Total Fee      Total
                                            fees        expenses1      fees      Portfolio    Waivers1     Portfolio
                                                                                 expenses                  expenses
                                                                                before fee                 after fee
                                                                                  waivers                   waivers
INVESCO VIF-Technology Fund                0.75%       0.78%         0.00%         1.53%     0.21%        1.32%

1 For the INVESCO VIF-Technology Fund, certain expenses are being absorbed voluntarily by INVESCO Funds Group, Inc., the Fund's investment adviser, pursuant to a commitment to the Fund. This commitment may be changed at any time following consultation with the board of directors.

On Page 9 under the heading "Fee Examples," please add the following:

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. This example assumes no Premium Taxes have been assessed.

Investment Division                         1 Year            3 Year            5 Year           10 Year
INVESCO VIF-Technology Fund                 $23               $73               $132             $319

On Page 12 under the heading "INVESCO Variable Investment Funds, Inc.," please add the following:

INVESCO VIF-Technology Fund seeks capital appreciation and normally invests at least 80% of its total assets in equity securities of companies engaged in technology-related industries. These include, but are not limited to, communications, computers, video, electronics, oceanography, office and factory automation, and robotics. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund's investments are diversified across the technology sector. However, because the investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

On Page 29 under the heading Performance Data," please add the table on the attached page 2.

Because the INVESCO-VIF Technology Sub-Account is a new investment option under your Contract, there is no Sub-Account performance information to report. However, the fund in which the Sub-Account invests has been in existence since May 21, 1997, the fund does have a performance history. Accordingly, the information below illustrates how the Sub-Account would have performed had it been available under your Contract for the time periods shown ended December 31, 1999, using the Portfolio's average annual total return and reflecting the deduction of all fees and charges under your Contract. Please remember that past performance is no guarantee of future results.


Sub-Account                                1          3         5      Since        Inception    Since Inception    Inception
                                          Year      Years     Years    Inception    Date of      of Underlying      Date of
                                                                       of           Sub-Account  Portfolio (if      Underlying
                                                                       Sub-Account               less than 10       Portfolio
                                                                                                 years)
INVESCO VIF-Technology Fund            156.79%     N/A      N/A        N/A          3/1/00       64.13%             5/21/97

Many  equity  securities,   including  technology  stocks  in  particular,  have
experienced significant gains in recent years. There is no assurance that the gains will continue.

On Page 52, the Condensed Financial Information should be deleted entirely and replaced with the following:

                  APPENDIX A - Condensed Financial Information
                      Selected data for accumulation units
               Outstanding through each period ending December 31


4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                      Alger     Alger      American                                            Berger     Dreyfus
                      American  American   Century   American   Bankers   Bankers              IPT Small  VIF
                      Growth    Small-Cap  VP        Century    Trust     Trust      Baron     Company    Capital
                      Portfolio Portfolio  Capital   VP         EAFE      Small Cap  Capital   Growth     Appreciation
                                           AppreciatiInternationEquity    Index Fund Asset        Fund       Fund
                                                                Index                  Fund
                                                                            Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   11/01/96  11/01/96   11/01/96  05/03/99   05/03/99  05/03/99   05/01/97   05/03/99
Operations

1999
 Beginning Unit         $18.74   $12.76       $8.94    $14.54     $10.00    $10.00     $10.00    $13.89     $10.00
Value
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Ending Unit Value      $24.84   $18.15      $14.59    $23.66     $12.00    $11.65     $11.40    $26.37     $10.24
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Number of Units   2,200,774.98 201,220.60 88,278.89 602,866.81 161,395.99 203,338.02 502,097.27 1,072,037.44 245,395.21
Outstanding
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Net Assets (000's)    $54,671   $3,652      $1,288   $14,264     $1,937    $2,369     $5,723   $28,268     $2,513
                      ========= ========   ========= =========  ========= =========  ========= =========  =========

1998
 Beginning Unit         $12.76   $11.14       $9.22    $12.35                                    $13.75
Value
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $18.74   $12.76       $8.94    $14.54                                    $13.89
                      ========= ========   ========= =========                                 =========
 Number of Units    1,306,503.46 643,786.69 99,034.37 560,116.89                                428,982.88
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)              $8,217        $886    $8,147                                    $5,959
                       $24,487
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========

1997
 Beginning Unit         $10.24   $10.09       $9.61    $10.49                                    $10.00
Value
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $12.76   $11.14       $9.22    $12.35                                    $13.75
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Number of Units  417,162.09  337,576.93 82,255.58  298,156.62                                124,653.31
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)     $5,325   $3,761        $758    $3,683                                    $1,714
                      ========= ========   ========= =========                                 =========

1996
 Beginning Unit         $10.00   $10.00      $10.00    $10.00
Value
                      ========= ========   ========= =========
                      ========= ========
 Ending Unit Value      $10.24   $10.09       $9.61    $10.49
                      ========= ========   ========= =========
                      ========= ========   ========= =========
 Number of Units      1,166.64  4,080.46   30,139.13 13,399.99
Outstanding
                      ========= ========   ========= =========
 Net Assets (000's)        $12      $41        $290      $141
                      ========= ========   ========= =========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                           Federated                       INVESCO              Janus
                      Dreyfus   Federated  Fund for             INVESCO    VIF       INVESCO    Aspen     Janus
                      VIF       American   U.S.      Federated  VIF High   IndustrialVIF Total  AggressiveAspen
                      Growth &  Leaders    GovernmentUtility    Yield      Income    Return     Growth    Flexible
                      Income     Fund II   Securities Fund II   Portfolio  Portfolio Portfolio  Portfolio Income
                        Fund                  II                                                             Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        05/03/99   11/01/96  11/01/96   05/01/97   11/01/96  11/01/96   11/01/96  11/01/96   05/03/99
Operations

1999
 Beginning Unit        $10.00     $15.95     $11.43   $14.07      $12.13               $13.61    $14.71     $10.00
Value                                                                       $15.18
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Ending Unit Value     $10.73     $16.87     $11.27   $14.18      $13.14    $17.28     $13.03    $32.87     $ 9.95
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
Number of Unit    49,768.32 1,443,381.49 2,809,026.83 280,956.86 2,003,862.84
                                                                         1,753,290.18 573,788.59 458,029.90 838,444.84
Outstanding
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Net Assets (000's)      $534    $24,346    $31,648   $3,985     $26,326   $30,299     $7,477   $15,057     $8,347
                      ========  =========  ========= ========   =========  ========  =========  ========  =========

1998
 Beginning Unit                   $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
Value
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $15.95     $11.43   $14.07      $12.13    $15.18     $13.61    $14.71
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units            1,763,028.09 2,136,709.11 416,024.23 1,867,861.60
                                                                          1,639,584.27 1,269,709.44 759,487.48
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $28,117    $24,427   $5,852     $22,654   $24,882    $17,275   $11,169
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========

1997
 Beginning Unit                   $10.42      $9.97   $10.00      $10.39    $10.44     $10.27     $9.89
Value
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units           1,426,437.13  815,966.27  168,289.28 1,360,680.67 1,271,028.35
                                                                                     996,949.40 331,141.90
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $19,505     $8,737   $2,095     $16,450   $16,867    $12,482   $
                                                                                                  3,658
                                =========  ========= ========   =========  ========  =========  ========

1996
 Beginning Unit                   $10.00     $10.00              $10.00     $10.00     $10.00    $10.00
Value
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Ending Unit Value                $10.42      $9.97              $10.39     $10.44     $10.27    $ 9.89
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Number of Units                65,888.88  9,330.15             52,043.52  68,873.87 3,927.31   6,698.73
Outstanding
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Net Assets (000's)                 $686        $93                $541       $719        $40       $66
                                =========  =========            ========   ========  =========  ========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                                                           Montgomery
                      Janus     Janus      Janus     Lexington  Montgomery Variable                       Safeco
                      Aspen     Aspen      Aspen     Emerging   Variable   Series:   Prudential Safeco    RST
                      Growth    InternationWorldwide Markets    Series:    InternatioEquity     RST       Growth
                      Portfolio Growth     Growth       Fund    Growth     Small-Cap Portfolio  Equity    Portfolio
                                   Fund    Portfolo                Fund      Fund               Portfolio
                      ----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   05/03/99  11/01/96   11/01/96   11/01/96  11/01/96   05/03/99  05/01/97  05/03/99
Operations

1999
 Beginning Unit         $16.79    $10.00     $16.13     $6.40     $13.47      $9.56    $10.00     $14.65    $10.00
Value
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Ending Unit Value      $23.98    $17.04     $26.30    $14.48     $16.13      $9.87     $9.85     $15.88    $11.44
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Number of Units  3,396,880.63 772,937.37 4,259,932.25 133,859.68 410,660.04   0.00   32,427.58 1,065,918.62 155,642.93
Outstanding
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Net Assets (000's)    $81,453   $13,174   $112,048    $1,938     $6,625                 $320    $16,928    $1,780
                                                                           -
                      ========= =========  ========= =========  =========  ========= =========  ========= =========

1998
 Beginning Unit         $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
Value
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $16.79               $16.13     $6.40     $13.47      $9.56               $14.65
                      =========            ========= =========  =========  =========            =========
 Number of Units      1,979,274.19       3,616,796.56 260,704.11 601,168.28    8.53             1,168,093.71
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $33,242              $58,337    $1,670     $8,097         $0              $17,116
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========

1997
 Beginning Unit         $10.26               $10.42    $10.26     $10.35     $10.51               $10.00
Value
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Number of Units   1,335,813.25         2,208,663.79 309,521.91 643,624.38 208,496.59           357,176.26
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $16,678              $27,868    $2,785     $8,495     $2,061               $4,226
                      =========            ========= =========  =========  =========            =========

1996
 Beginning Unit         $10.00               $10.00    $10.00     $10.00     $10.00
Value
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Ending Unit Value      $10.26               $10.42    $10.26     $10.35     $10.51
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Number of Units      93,598.79            51,982.38  18,281.42 11,226.77  3,230.28
Outstanding
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Net Assets (000's)       $960                 $541      $188       $116        $34
                      =========            =========  ========  =========  =========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.



                      Schwab                                                                              Van Eck
                      MarketTraSchwab                           Scudder               Strong     Strong   Worldwide
                      Growth   Money      Schwab     Scudder    Growth &   SteinRoe   Discovery  VF       Hard
                      PortfolioMarket     S&P 500    Capital      Income   Special     Fund II   Schafer  Assets
                         II    Portfolio  Portfolio  Growth       Fund A   Venture               Value      Fund
                                                       Fund A                 Fund                 Fund
                      ---------------------------------------------------------------------------------------------

Date Commenced        11/01/96  11/01/96   11/01/96   05/03/99   05/03/99   11/01/96   11/01/96  05/03/99 11/01/96
Operations

1999
 Beginning Unit       $14.34     $10.93     $17.54    $10.00    $10.00     $           $12.26    $10.00   $
Value                                                                        9.00                           6.88
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Ending Unit Value    $17.01     $11.35     $20.95    $12.64    $          $13.22      $12.78    $8.64    $
                                                                  9.36                                      8.25
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Number of Units  560,532.64 9,861,519.25 5,457,967.10 186,640.12 61,409.25  246,948.62 57,792.53  94,499.34  29,113.72
Outstanding
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Net Assets (000's)   $9,532   $111,967   $114,346    $2,360      $575     $3,265        $739     $817      $240
                      =======  =========  =========  ========   =======    =======    ========   ======   =======

1998
 Beginning Unit       $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
Value
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $14.34     $10.93     $17.54                         $           $12.26             $
                                                                             9.00                           6.88
                      =======  =========  =========                        =======    ========            =======
 Number of Units   447,514.11 6,649,980.31 4,084,834.46                     769,185.90 199,701.97          80,398.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)   $6,416    $72,692    $71,644                         $6,926      $2,449               $553
                      =======  =========  =========                        =======    ========            =======
                      =======             =========                        =======

1997
 Beginning Unit       $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
Value
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   284,530.36 4,114,002.58 2,115,859.53                 952,879.99 211,488.12          132,622.35
Outstanding
                                                                                      ========
                      =======  =========  =========                        =======                        =======
 Net Assets (000's)   $3,638    $43,163    $29,224                         $10,465     $2,439             $1,332
                      =======  =========  =========                        =======    ========            =======

1996
 Beginning Unit       $10.00     $10.00     $10.00                         $10.00      $10.00             $10.00
Value
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   16,525.39 297,045.95  62,674.08                        70,715.11  24,613.07           2,220.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)     $171     $2,991      $ 659                           $727        $257                $23
                      =======  =========  =========                        =======    ========            =======






 4.  SELECTED DATA
                       The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                         Van Kampen
                          American
                       Capital L.I.T.
                          - Morgan
                        Stanley Real
                           Estate
                         Securities
                          Portfolio
                       ----------------

 Date Commenced           09/17/97
 Operations

 1999
  Beginning Unit             $9.25
 Value
                          =========
  Ending Unit Value          $8.86
                          =========
  Number of Units         347,935.46
 Outstanding
                          =========
  Net Assets (000's)        $3,083
                          =========

 1998
  Beginning Unit            $10.56
 Value
                          =========
                          =========
  Ending Unit Value          $9.25
                          =========
                          =========
  Number of Units         308,475.29
 Outstanding
                          =========
                          =========
  Net Assets (000's)        $2,854
                          =========

 1997
                          =========
  Beginning Unit            $10.00
 Value
                          =========
                          =========
  Ending Unit Value         $10.56
                          =========
                          =========
  Number of Units         176,075.27
 Outstanding
                          =========
                          =========
  Net Assets (000's)        $1,859
                          =========

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                                 Contracts Under
                            Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                  Telephone:        (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION





         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1999 and as supplemented on February 25, 2000, which is available without charge by contacting the Schwab Insurance & Annuity Service Center, P.O. Box 7666, San Francisco, California 94120-9420 or at 1-800-838-0650.

             Thedate of this Statement of Additional  Information is May 1, 1999 as supplemented on February 25, 2000.

                                TABLE OF CONTENTS


                                                                                                               Page


GENERAL INFORMATION.............................................................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT.....................................................................B-3
CALCULATION OF ANNUITY PAYMENTS.................................................................................B-3
POSTPONEMENT OF PAYMENTS........................................................................................B-4
SERVICES........................................................................................................B-4
         - Safekeeping of Series Account Assets.................................................................B-4
         - Experts..............................................................................................B-4
         - Principal Underwriter................................................................................B-5
WITHHOLDING.....................................................................................................B-5
CALCULATION OF PERFORMANCE DATA.................................................................................B-6
FINANCIAL STATEMENTS............................................................................................B-7


                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company, a stock life insurance company incorporated under the laws of Canada. The Great-West Life Assurance Company is in turn wholly owned by Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 80.9% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

         The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account

         Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Duff & Phelps Corporation has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                         CALCULATION OF ANNUITY PAYMENTS

         A.       Fixed Annuity Options

                  The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Fixed Sub-Account(s), with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

         B.       Variable Annuity Options

                  To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each of Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

                  The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

                  With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

         A.       Safekeeping of Series Account Assets

                  The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.

         B.       Experts

                  The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

                  The consolidated financial statements of GWL&A at December 31, 1998 and 1999 and for each of the three years in the period ended December 31, 1999, included in the prospectus and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 1998 and 1999 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         C.       Principal Underwriter

     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.


                                   WITHHOLDING

                  Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

                  Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A.       Yield and Effective Yield Quotations for the Money Market Sub-Account
         ---------------------------------------------------------------------

         The yield quotation for the Money Market Sub-Account will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

         The effective yield quotation for the Money Market Sub-Account will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield.


B.       Total Return and Yield Quotations for All Sub-Accounts
         (Other than Money Market)

         The total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

         Where:            P =      a hypothetical initial payment of $1,000
                           T =      average annual total return
                           N =      number of years
                         ERV =      ending   redeemable  value  of  a
                                    hypothetical  $1,000 payment made at
                                    the  beginning  of  the   particular
                                    period at the end of the  particular
                                    period

For purposes of the total return quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

         The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day period ended on December 31, 1998, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           YIELD = 2[((a-b)cd +1)6 -1]

Where:            a =      net investment income earned during the period by the  corresponding  portfolio of the Fund attributable to shares owned by the Sub-Account.
                  b =      expenses accrued for the period (net of reimbursements).
                  c =      the average daily number of Accumulation Units outstanding during the period.
                  d =      the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of GWL&A as contained in the prospectus should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                              Financial Statements

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Variable Annuity-1 Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1999, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1999, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with generally accepted accounting principles.









February 22, 2000

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------------


ASSETS
Investments in underlying funds:                                                        Shares          Cost             Value
                                                                                        ------          -----            -----

Alger American Fund                     American Growth Portfolio                                   $  47,438,012    $  54,500,967
                                                                                          846,551
Alger American Fund                     American Small-Cap Portfolio                                     2,826,886
                                                                                           66,252                        3,653,819
American Century VP Funds               VP Capital Appreciation
                                                                                           86,823         826,998        1,288,455
American Century VP Funds               VP International                                               11,209,677       14,258,934
                                                                                        1,140,715
Bankers Trust Funds                     EAFE Equity Index Fund                                           1,819,919
                                                                                          142,273                        1,934,910
Bankers Trust Funds                     Small Cap Index Fund                                             2,191,587
                                                                                          205,366                        2,384,304
Baron Funds                             Capital Asset Fund                                               4,952,692
                                                                                          321,681                        5,717,169
Berger Funds                            IPT Small Company Growth Fund                                  20,106,547       27,998,388
                                                                                        1,190,914
Dreyfus Family of Funds                 VIF Capital Appreciation Fund                                    2,358,704
                                                                                           61,933                        2,469,275
Dreyfus Family of Funds                 VIF Growth & Income Fund
                                                                                           20,541         504,623          523,373
Federated Services Company              American Leaders Fund II                                       23,812,258       24,373,694
                                                                                        1,170,687
Federated Services Company              Fund for U.S. Government Securities II                         32,554,126       31,642,758
                                                                                        2,996,473
Federated Services Company              Utility Fund II                                                  3,946,370
                                                                                          275,828                        3,958,129
INVESCO Variable Investment Funds       High Yield Portfolio                                           27,089,040       26,397,830
                                                                                        2,292,575
INVESCO Variable Investment Funds       Industrial Income Portfolio                                    27,356,788       30,339,113
                                                                                        1,444,032
INVESCO Variable Investment Funds       Total Return Portfolio                                           7,918,033
                                                                                          480,137                        7,480,360
Janus Aspen Funds                       Aggressive Growth Portfolio                                      8,494,000      15,063,430
                                                                                          252,361
Janus Aspen Funds                       Flexible Income Portfolio                                        8,461,381
                                                                                          728,554                        8,320,085
Janus Aspen Funds                       Growth Portfolio                                               59,816,823       81,114,507
                                                                                        2,410,534
Janus Aspen Funds                       International Growth Portfolio                                 11,115,873       13,044,467
                                                                                          337,328
Janus Aspen Funds                       Worldwide Growth Portfolio                                     76,007,239      110,628,877
                                                                                        2,316,835
Lexington Management Corp               Emerging Markets Fund                                            1,134,392
                                                                                          151,338                        1,938,636
Montgomery Funds                        Variable Series Growth Fund                                      6,183,880
                                                                                          361,210                        6,642,648
Prudential Series Fund Inc.             Equity Portfolio
                                                                                           10,942         347,326          316,433
Safeco                                  RST Equity Portfolio                                           17,155,416       16,950,321
                                                                                          546,432
Safeco                                  RST Growth Portfolio                                             1,543,123
                                                                                           78,787                        1,772,719
Schwab                                  MarketTrack Growth Portfolio II                                  8,615,375
                                                                                          601,980                        9,529,346
Schwab                                  Money Market Portfolio                        113,840,114     113,840,114      113,840,114
Schwab                                  S&P 500 Portfolio                                              92,408,695      114,298,569
                                                                                        5,376,226
Scudder Funds                           Capital Growth Fund A                                            2,131,776
                                                                                           80,665                        2,349,768
Scudder Funds                           Growth & Income Fund A
                                                                                           52,480         567,236          575,181
SteinRoe Funds                          Special Venture Fund                                             2,217,654
                                                                                          161,918                        3,265,877
Strong Capital Mgmt Inc.                Discovery Fund II
                                                                                           64,923         658,965          738,825
Strong Capital Mgmt Inc.                VF Schafer Value Fund
                                                                                           89,183         872,714          813,353
Van Eck Investment Trust                Worldwide Hard Assets Fund                          21936
                                                                                                          234,259          240,421
Van Kampen American Capital L.I.T.      Morgan Stanley Real Estate Securities                            3,283,517
                                                                                                   ---------------
                                        Portfolio                                         249,192                        3,082,511
                                                                                                                         ---------

Total Investments                                                                                    $632,002,018      743,447,566

Other assets and liabilities:
Premiums Due and Accrued

                                                                                                                           746,319
Due to First Great-West Life & Annuity Insurance Company
                                                                                                                          (300,607)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 4)                                                        $743,893,278
                                                                                                                     =============


See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
            YEAR ENDED DECEMBER 31, 1999


                                                                        American
                                        Alger     Alger       Century VP   American    Bankers       Bankers
                                      American    American     Capital    Century VP  Trust EAFE  Trust Small   Baron
                                       Growth     Small-Cap  Appreciation International Equity     Cap Index     Capital
                                      Portfolio   Portfolio                           Index Fund      Fund     Asset Fund
                                     Investment  Investment   Investment  Investment  Investment   Investment  Investment
                                      Division    Division     Division    Division    Division     Division    Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                     $           $           $                        $  87,081     $100,769   $  48,426
                                       3,245,892    735,785           -   $
                                                                                    -

EXPENSES - mortality and expense                                   8,462                                8,727      23,511
                                     ------      --------    ------------ ------      ------      ------------  ---------
risks: (Note 3)                          337,801     38,799                    82,946      6,448
                                         --------    -------                   -------     -----

NET INVESTMENT INCOME (LOSS)                                     (8,462)                  80,633       92,042      24,915
                                     ---         ------      -----------  -----       -----------  -----------  ---------
                                       2,908,091    696,986                   (82,946)
                                       ----------   --------                  --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            4,703,329    683,422     138,330     3,225,176    169,851       24,251     (47,187)

  Net change in unrealized
appreciation
   (depreciation) on investments                                381,250                  114,991      192,717     764,477
                                     ---         ----        -----------  --          -----------   ----------  ---------
                                       3,879,533   (124,124)                2,699,939
                                       ----------  ---------                ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                        519,580                  284,842      216,968     717,290
                                     ---         -----       -----------  --          -----------   ----------  ---------
                                       8,582,862    559,298                 5,925,115
                                       ----------   --------                ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $11,490,953  $1,256,284    $511,118    $5,842,169   $365,475     $309,010    $742,205
                                     ============ ===========  ==========   ===========  =========    =========  =========







See notes to financial statements.                                                                             (Continued)





VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

-------------------------------------------------------------------------------------------------------------------------


                                                  Dreyfus                 Federated   Federated
                                      Berger         VIF      Dreyfus     American    Fund for                INVESCO
                                      IPT Small    Capital   VIF Growth    Leaders      U.S.      Federated   VIF High
                                       Company   Appreciation & Income     Fund II   Government    Utility      Yield
                                       Growth       Fund        Fund                 Securities    Fund II    Portfolio
                                        Fund                                             II
                                     Investment  Investment  Investment  Investment  Investment  Investment  Investment
                                      Division    Division    Division    Division    Division    Division    Division
                                     ------------------------------------------------------------------------------------

INVESTMENT INCOME                                   $ 22,486     $17,062  $2,669,483 $1,333,324   $ 392,670
                                     $                                                                       $1,744,677
                                               -

EXPENSES - mortality and expense                      11,101       1,874                             43,328
                                     --------      ----------  --------------        -----       ----------
risks: (Note 3)                           79,055                             224,140    248,378                 204,498
                                          -------                            --------   --------                -------

NET INVESTMENT INCOME (LOSS)                          11,385      15,188                            349,342
                                     -------       ----------    ----------          --           ---------
                                         (79,055)                          2,445,343  1,084,946               1,540,179
                                         --------                          ---------- ----------              ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            2,440,028      (7,535)        517   1,843,925   (127,836)     (7,804) (1,461,371)

  Net change in unrealized
appreciation
   (depreciation) on investments                     110,571      18,750                           (384,504)
                                     ---           ----------   -----------          --          -----------
                                       7,015,363                          (2,845,838)(1,350,525)              1,697,681
                                       ----------                         ----------------------              ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                             103,036      19,267                           (392,308)
                                     ---           ----------   -----------          -           -----------
                                       9,455,391                          (1,001,913)(1,478,361)                236,310
                                       ----------                         ----------------------                -------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                  $114,421     $34,455             $ (393,415)  $ (42,966)
                                     =              =========   ==========           =========== ===========
                                      $9,376,336                          $1,443,430                         $1,776,489
                                      ===========                         ===========                        ==========





See notes to financial statements.                                                                           (Continued)





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

-------------------------------------------------------------------------------------------------------------------------


                                      INVESCO                    Janus     Janus                      Janus     Janus
                                         VIF      INVESCO       Aspen        Aspen     Janus         Aspen     Aspen
                                     Industrial   VIF Total   Aggressive   Flexible      Aspen    InternationalWorldwide
                                       Income      Return       Growth      Income      Growth       Growth    Growth
                                      Portfolio   Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                     Investment  Investment   Investment  Investment  Investment   Investment  Investment
                                      Division    Division     Division    Division    Division     Division   Division
                                     ------------------------------------------------------------------------------------

INVESTMENT INCOME                     $            $207,041  $   510,769     $324,330  $           $            $
                                         518,266                                         380,817        5,198     121,343

EXPENSES - mortality and expense                    109,480                    28,291
                                     -----       ----------- -----          ---------
risks: (Note 3)                          237,684                 114,508                 422,861       27,685     584,266
                                         --------                --------                --------      -------    -------

NET INVESTMENT INCOME (LOSS)                                                  296,039
                                     -----       ------      ------          --------
                                         280,582     97,561      396,261                 (42,044)     (22,487)   (462,923)
                                         --------    -------     --------                --------     --------   ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            2,196,382  1,064,606    5,455,243      (28,763) 4,896,811    2,712,325  10,089,158

  Net change in unrealized
appreciation
   (depreciation) on investments
                                       1,049,479 (1,145,466)   4,373,621     (141,296)14,809,266    1,928,594  30,998,850
                                       ---------------------   ----------    --------------------   ---------- ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                                                            4,640,919
                                     --          -----       ---          ---         --          -----------
                                       3,245,861    (80,860)   9,828,864     (170,059)19,706,077               41,088,008
                                       ----------   --------   ----------    --------------------              ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $3,526,443    $16,701                 $ 125,980 $19,664,033  $4,618,432  $40,625,085
                                      ===========  ========= =             =================================== ===========
                                                              $10,225,125




See notes to financial statements.                                                                           (Continued)





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

---------------------------------------------------------------------------------------------------------------------------


                                                              Montgomery                                        Schwab
                                      Lexington                Variable                            Safeco RST  MarketTrack
                                      Emerging   Montgomery    Series:                 Safeco        Growth      Growth
                                       Markets    Variable   InternationalPrudential  RST Equity   Portfolio    Portfolio
                                        Fund       Series:    Small-Cap     Equity     Portfolio                   II
                                                   Growth        Fund      Portfolio
                                                    Fund
                                     Investment  Investment   Investment  Investment  Investment   Investment  Investment
                                      Division    Division     Division    Division    Division     Division    Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                     $           $                        $           $           $            $
                                           8,502     74,452  $                 33,511     899,802           -     665,509
                                                                       -

EXPENSES - mortality and expense                                                1,229                   6,255
                                     -------     -------     ------------------------------        ----------
risks: (Note 3)                           18,160     58,210           -                   152,578                  61,458
                                          -------    -------          --                  --------                 ------

NET INVESTMENT INCOME (LOSS)                                                   32,282                  (6,255)
                                     -------     --------    ------------------------------        -----------
                                          (9,658)    16,242           -                   747,224                 604,051
                                          -------    -------          --                  --------                -------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                              799,002    627,588           47       (5,125)  1,789,023      (9,390)    268,428

  Net change in unrealized
appreciation
   (depreciation) on investments                                              (30,893)                229,596
                                     -----       ------      ------------- -------------           ----------
                                         786,926    499,957          (24)              (1,131,989)                513,029
                                         --------   --------         ----              -----------                -------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                                      (36,018)                220,206
                                     --          ---         --------------------------------      ----------
                                       1,585,928  1,127,545           23                  657,034                 781,457
                                       ---------- ----------          ---                 --------                -------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                          $  (3,736)               $213,951  $1,385,508
                                     =           =           =             ============             ========== ==========
                                      $1,576,270  $1,143,787  $ 23                      $1,404,258
                                      ========== =========== =============             ==========






See notes to financial statements.                                                                             (Continued)






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

---------------------------------------------------------------------------------------------------------------------------


                                      Schwab                                  Scudder    SteinRoe    Strong     Strong VF
                                        Money     Schwab        Scudder      Growth &     Special   Discovery    Schafer
                                       Market      S&P 500      Capital    Income Fund    Venture    Fund II   Value Fund
                                      Portfolio   Portfolio   Growth Fund       A          Fund
                                                                               A
                                     Investment  Investment   Investment    Investment  Investment  Investment Investment
                                      Division    Division     Division      Division    Division    Division   Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                                 $                                                 $           $
                                      $4,711,697    838,785  $             $            $             288,532     31,776
                                                                       -             -            -

EXPENSES - mortality and expense                                                 2,097
                                     -----       ------      --------      -----------
risks: (Note 3)                          858,820    810,298        5,157                     33,099    11,227      3,824
                                         --------   --------       ------                    -------   -------     -----

NET INVESTMENT INCOME (LOSS)                                                    (2,097)
                                     --          --------    -------       ------------
                                       3,852,877     28,487       (5,157)                   (33,099)  277,305     27,952
                                       ----------    -------      -------                   --------  --------    ------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on                                                                                    (58,886)
investments                                    -  5,596,306       80,725        (6,473)  (1,464,596) (228,015)

  Net change in unrealized
appreciation
   (depreciation) on investments                                  217,992        7,945                            (59,361)
                                     ----------------        ------------- ------------ ---         --         -----------
                                              -  11,160,045                               2,536,469  (133,237)
                                              -- -----------                              ---------- ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                         298,717         1,472                           (118,247)
                                     ----------------        ------------  ------------ ---         --         -----------
                                              -  16,756,351                               1,071,873  (361,252)
                                              -- -----------                              ---------- ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                $             $293,560     $    (625)              $         $  (90,295)
                                     =           ===           ==========   =========== =           ====       ===========
                                      $3,852,877 16,784,838                              $1,038,774   (83,947)
                                      ======================                             ===========  ========







See notes to financial statements.                                                                             (Continued)






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

---------------------------------------------------------------------------------------------------------------------------

                                                                      Van Kampen
                                                       American Capital
                                          Van Eck      L.I.T. - Morgan        Total
                                      Worldwide Hard     Stanley Real       Variable
                                       Assets Fund    Estate Securities    Annuity - 1
                                                                       Portfolio
                                        Investment        Investment     Series Account
                                         Division          Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                         $  19,332       $  152,191     $ 20,189,508

EXPENSES - mortality and expense              7,139           23,711          4,897,105
                                     ---------------   --------------    --------------
risks: (Note 3)

NET INVESTMENT INCOME (LOSS)                 12,193          128,480        15,292,403
                                       -------------    -------------    -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on                                             45,416,515
investments                                  48,183           16,840

  Net change in unrealized
appreciation
   (depreciation) on investments            159,698         (293,979)        78,505,503
                                       -------------    -------------    --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                    207,881         (277,139)      123,922,018
                                        ------------     ------------    -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $ 220,074       $ (148,659)    $139,214,421
                                         ===========     ============    ============







See notes to financial statements.                                                                             (Continued)






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
---------------------------------------------------------------------------------------------------------------------------


                               Alger American      Alger American    American Century    American Century   Bankers Trust
                              Growth Portfolio       Small-Cap          VP Capital       VP International    EAFE Equity
                                                     Portfolio         Appreciation                          Index Fund
                             Investment Division    Investment      Investment Division    Investment        Investment
                                                      Division                               Division         Division
                               1999      1998      1999     1998      1999      1998      1999     1998      1999    1998
                               ----      ----      ----     ----      ----      ----      ----     ----      ----    ----
                                                                                                             (1)
FROM OPERATIONS:
Net investment income        $          $        $         $         $         $         $       $          $
(loss)                       2,908,091 1,515,263   696,986  534,220    (8,462)   24,459   (82,946) 249,519    80,633$
                                                                                                                         -
Net realized gain (loss)     4,703,329   452,276   683,422 (633,481)  138,330           3,225,176  687,898               -
on investments                                                                 (124,250)                     169,851
Net change in unrealized
appreciation (depreciation)                                                                      ___271,825___114,99_____-
                             ---       -----     ----     --        ------    --        ---      -------------------------
in investments             3,879,533 3,017,504 (124,124) 1,014,178   381,250  127,955  2,699,939
                             -------------------- ------------------  --------  -----------------

Increase (decrease) in net
assets resulting from                                                            28,164                    ___365,47_____-
                             --        -----     ---      -----     ------       ----------      ----      ---------------
operations                 11,490,953 4,985,043  1,256,284  914,917   511,118           5,842,169 1,209,242
                             ------------------------------ --------  --------          ------------------

FROM UNIT TRANSACTIONS:

Purchase payments            1,791,766 1,283,536   135,079  367,459         7    22,713   161,631  388,646    64,759
                                                                                                                         -

Redemptions                  (1,930,065)(420,846) (312,121)(146,722)             (6,516) (544,982)(145,924)   (3,240)    -
                                                                       (109,227)

Net transfers                                                                                              _1,510,014-
                             --        --        --       ---       --------------      -------  ----      ---------------
                          18,831,036 13,314,636 (5,643,723) 3,319,767     435    83,020   658,360 3,011,895
                             ---------------------------------------      ----   -------  ----------------

Increase (decrease) in net
assets resulting from unit                                                                                 _1,571,533_____-
                             --        --        --       ---       -----     ----      -------  ----      ---------------
transactions               18,692,737 14,177,326 (5,820,765) 3,540,504  (108,785)   99,217   275,009 3,254,617
                             --------------------------------------- ---------   -------  ----------------

INCREASE (DECREASE) IN NET 30,183,690 19,162,369         4,455,421   402,333   127,381 6,117,178          1,937,008_____-
ASSETS                                           (4,564,481)                                     4,463,859

NET ASSETS:
 Beginning of period
                           24,487,380 5,325,011 8,216,845 3,761,424   885,624   758,243 8,146,750 3,682,891        -     -
                             ---------------------------------------  --------  ---------------------------       --    -
 End of period                                                                                             $1,937,008
                             =         =         =        =         =         =         =        =         ==========
                          $54,671,070 $24,487,380 $3,652,364 $8,216,845 $1,287,957 $885,624 $14,263,928 $8,146,750             -
                           ===============================================================================            =


                              (1)  The Investment Division commenced operations on May 3, 1999.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------------------------------------------------

                                 Bankers Trust                       Berger IPT Small     Dreyfus VIF      Dreyfus VIF
                                Small-Cap Index    Baron Capital      Company Growth        Capital      Growth & Income
                                      Fund           Asset Fund            Fund        Appreciation Fund       Fund
                                  Investment        Investment         Investment         Investment       Investment
                                    Division          Division           Division          Division          Division
                                  1999    1998     1999      1998     1999      1998     1999     1998     1999    1998
                                  ----    ----     ----      ----     ----      ----     ----     ----     ----    ----
                                  (1)               (1)                                   (1)              (1)
FROM OPERATIONS:
Net investment income (loss)     $                $                  $         $        $                 $
                                  92,042 $         24,915  $         (79,055)  (27,774)  11,385  $         15,188 $
                                               -                 -                                     -                -
Net realized gain (loss) on       24,251       -  (47,187)       -  2,440,028            (7,535)       -      517       -
investments                                                                   (592,795)
Net change in unrealized
appreciation (depreciation)      192,717 _  ___-           _  ___-  __7,015,363___887,877___110,571_  ___- __18,750 _  ___-
                                 --------------------      -------- -----------------------------------------------------
  in investments                                  764,477
                                                  -------

Increase (decrease) in net
assets resulting                 309,010 __  __-           __  __-  __9,376,336___267,308___114,421__  __- __34,455 __  __-
                                 --------------------      -------- -----------------------------------------------------
From operations                                   742,205
                                                  -------

FROM UNIT TRANSACTIONS:

Purchase payments                 32,174       -                 -   231,517   285,076  105,558        -    4,181       -
                                                   42,286

Redemptions                                    -                 -                      (26,714)       -     (496)      -
                                  (8,271)        (142,057)          (354,145)  (74,936)

Net transfers                   2,035,607_  ___-           _  ___-  _13,055,611        __2,320,10_  ___- __495,976_  ___-
                                -------------------        -------- -----------------------------------------------------
                                                 5,080,223                    3,766,758
                                                 ----------                   ---------

Increase (decrease) in net
assets resulting from unit      2,059,510_  ___-           _  ___-  _12,932,983  3,976,898 __2,398,947_  ___- __499,661_  ___-
                                -------------------        -------- -----------------------------------------------------
transactions                                     4,980,452
                                                 ---------

INCREASE (DECREASE) IN NET      2,368,520      - 5,722,657       -  22,309,319 4,244,206 2,513,368       -  534,116       -
ASSETS

NET ASSETS:
 Beginning of period            ________-__  __-           __  __-                     ________- __  __- _______- __  __-
                                ----------------------------------- -----     -        ----------------------------------
                                                       -            5,958,657 _1,714,451
                                                       --           --------------------
 End of period                           $                 $                                     $                $
                                =        ==========        ==========         =        =         ==========       =
                                $2,368,520    -  $5,722,657     -   $28,267,976 $5,958,657 $2,513,368     -  $534,116      -
                                ===========   == ===========    ==  ==============================    == =========     =


                                 (1)  The Investment Division commenced
                                operations on May 3, 1999.

See notes to financial statements.






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                 Federated     Federated Fund for                     INVESCO VIF High      INVESCO VIF
                             American Leaders    U.S. Government       Federated       Yield Portfolio   Industrial Income
                                  Fund II         Securities II     Utility Fund II                          Portfolio
                                Investment     Investment Division    Investment     Investment Division    Investment
                                 Division                              Division                               Division
                               1999      1998     1999      1998     1999     1998      1999     1998      1999     1998
                               ----      ----     ----      ----     ----     ----      ----     ----      ----     ----

FROM OPERATIONS:
Net investment income         $        $        $         $         $        $        $         $         $       $
(loss)                       2,445,343 1,275,149 1,084,946   59,400  349,342  129,830  1,540,179 2,430,121  280,582 1,059,173
Net realized gain (loss)     1,843,925 1,095,645           702,635   (7,804) 107,360                     2,196,382
on investments                                  (127,836)                             (1,461,371)(428,438)          772,045
Net change in unrealized
appreciation (depreciation)  (2,845,838) 1,061,906 (1,350,525) 180,590 (384,504) 217,393 1,697,681 (1,804,052) 1,049,052 963,841
                             ------------------------------------------------------------------------------------------------
in investments


Increase (decrease) in
net assets
resulting from operations   1,443,430 3,432,700   (393,415) 942,625  (42,966)  454,583  1,776,489  197,631  3,526,443  2,795,059
---------------------------- --------------------------------- ---------------------- ----------------------

FROM UNIT TRANSACTIONS:


Purchase payments             369,617  1,512,001 584,681   928,399   78,981  153,017   530,886 1,461,264  497,978 1,006,911

Redemptions                                                                                     (576,318)
                          (1,323,824)(1,042,797)(2,040,836((700,215)(425,974)(146,119) (741,035)          (1,238,202)(545,102)

Net transfers            (4,259,742) 4,709,549__9,070,226 _14,518,744      __3,295,579 __2,105,390__5,121,598 __2,630,329__4,758,483
                          ----------------------------------------------   --------------------------------------------------------
                                                                      (1,477,377)

Increase (decrease)
 in net assets
resulting from unit
transactions              (5,213,949) 5,178,753  7,614,071  14,746,928 (1,824,370) 3,302,477 1,895,241  6,006,544 1,890,105
                                                                                                                          5,220,292
                         ----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)
 IN NET ASSETS                      8,611,453   7,220,656  15,689,553            3,757,060  3,671,730  6,204,175 5,416,548 8,015,351
                          (3,770,519)                                (1,867,336)

NET ASSETS:
 Beginning of period    28,116,787 19,505,334 24,427,011            5,852,194 2,095,134 22,654,325 16,450,150 24,882,317 16,866,966
                       ---------------------------------------      ---------------------------------------------------------------
                                                         8,737,458


 End of period        $24,346,268 $28,116,787 $31,647,667 $24,427,011
                                                                 $3,984,858 $5,852,194 $26,326,055 $22,654,325 $30,298,865
                                                                                                                         $24,882,317
                  =================================================================== =============================================



                              (1)  The Investment Division commenced operations on
                             May 3, 1999.
See notes to financial statements.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------


                             INVESCO VIF Total     Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen
                              Return Portfolio  Aggressive Growth   Flexible Income        Growth          International
                                                    Portfolio          Portfolio          Portfolio      Growth Portfolio
                                Investment         Investment         Investment         Investment     Investment Division
                                  Division           Division           Division          Division
                               1999      1998     1999      1998     1999     1998      1999     1998      1999     1998
                               ----      ----     ----      ----     ----     ----      ----     ----      ----     ----
                                                                     (1)                                   (1)
FROM OPERATIONS:
Net investment income         $        $        $         $        $                  $      $1,194,672 $            $
(loss)                         97,561   590,299  396,261 (46,879)  296,039  $         (42,044)           (22,487)
                                                                                  -

Net realized gain (loss)                650,577 5,455,243   746,122               -   4,896,811  973,919 2,712,325      -
on investments               1,064,606                             (28,763)


Net change in unrealized
appreciation (depreciation)  (1,145,466)(57,794) 4,373,621  1,845,886
                                                                   (141,296)         14,809,266 5,062,134  1,928,594
                             ------------------------------------------------------   ----------------------------------
in investments


Increase (decrease)
in net assets
resulting from operations     16,701  1,183,082  10,225,125  2,545,129  25,980       19,664,033  7,230,725  4,618,432   -
                            -------------------------------------------------------- -------    ------------------------- ------


FROM UNIT TRANSACTIONS:

Purchase payments             432,283   923,656  271,439    261,023 113,050        -   1,737,688  1,557,984   35,060       -


Redemptions                            (302,488)                                  -
                             (710,138)          (1,430,381)(196,273)(45,177)           (2,425,577)(581,338) (23,134)      -



Net transfers               (9,536,115) 2,988,454 (5,178,011) 4,901,198 8,152,717       _29,235,580 8,356,386 8,543,662  _____-
                   ----------------------------------------------------- -------    ---------------------------------- ------


Increase (decrease)
 in net assets
resulting from unit
 transactions              (9,813,970) 3,609,622 (6,336,953) 4,965,948  8,220,590 -    28,547,691 9,333,032  8,555,588  _____-
                          -------------------------------------------------- -------    ---------------------------------- ------

INCREASE (DECREASE)
 IN NET ASSETS            (9,797,269)          3,888,172                         -               16,563,757  13,174,020        -
                                     4,792,704             7,511,077  8,346,570        48,211,724

NET ASSETS:
 Beginning of period      17,274,519 12,481,815 11,169,275  3,658,198                   33,241,649   16,677,892
                          -------------------------------------------------------  -------    ---------------------------   ------
 End of period           $7,477,250 $17,274,519 15,057,447 $11,169,275 $8,346,570 $ -  $81,453,373  $33,241,649  $3,174,020 $ -
                          =================================================================== ===================================


                              (1)  The Investment Division commenced operations on May 3,
                             1999.

See notes to financial statements.








VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                Janus Aspen    Lexington Emerging      Montgomery         Montgomery      Prudential Equity
                             Worldwide Growth     Markets Fund      Variable Series:   Variable Series:       Portfolio
                                 Portfolio                            Growth Fund        International
                                                                                        Small-Cap Fund
                                Investment     Investment Division    Investment      Investment Division    Investment
                                 Division                               Division                              Division
                               1999     1998      1999     1998      1999     1998      1999      1998     1999     1998
                               ----     ----      ----     ----      ----     ----      ----      ----     ----     ----
                                                                                                            (1)
FROM OPERATIONS:
Net investment income        $        $         $        $         $        $         $        $          $       $
(loss)                       (462,923) 1,404,095 (9,658)  155,915   16,242   (4,010)      -      7,387    32,282       -

Net realized gain (loss)    10,089,155 5,319,970 799,002                     128,427        47  (669,136)               -
on investments                                           (1,292,668)627,588                                (5,125)

Net change in unrealized
appreciation (depreciation) 30,998,850 2,538,860 786,926  436,953            (114,193)  (24)    639,595   (30,893)      -
                            -----------------------------------------      -----------  ---------------- --------------
in investments                                                      499,957
                                                                    -------

Increase (decrease) in net
assets resulting from                 __9,262,925__1,576,270_(699,800)         10,224     __23 __(22,154) __(3,736)_____-
                             ----     -------------------------------       ----------    --------------- --------------
operations                   40,625,085                            1,143,787
                             -----------                           ---------

FROM UNIT TRANSACTIONS:

Purchase payments                     3,374,712   35,968  123,730            722,954         -   84,813       572       -
                             1,906,431                              296,960


Redemptions                           (1,790,811)                                         (126) (102,208)               -
                             (3,123,656)        (539,900)(107,025) (297,599)(487,587)                      (1,098)


Net transfers                         _19,622,729 (804,133)(432,184)         __(643,413) _ __-             __323,764_____-
                                      ------------------------------        ----------- ------ -          --------------
                             _14,303,510                           (2,615,141)                 (2,021,840)
                             ------------                          -----------                 -----------

Increase (decrease) in net
assets resulting from unit   _13,086,285  21,206,630 (1,308,065)(415,479)       __(408,046)  _(126)           __323,238___-
                             ----------------------------------------       -----------  --------         --------------
transactions                                                       (2,615,780)                    (2,039,235)
                                                                   -----------                    -----------

INCREASE (DECREASE) IN NET   53,711,370          268,205                                     (103)               319,502       -
ASSETS                                30,469,555     (1,115,279)(1,471,993)(397,822)              (2,061,389)


NET ASSETS:
 Beginning of period                  _27,867,556                                                                 _____-
                             --       -------------
                             _58,337,111        1,669,660 2,784,939 8,097,350 8,495,172      103   2,061,492       -
                             ------------       --------------------------------------     --------------      -

 End of period             $112,0481 $58,337,111 $1,937,865 $1,669,660 $6,625,357 $8,097,350
                           =================================================================
                                                                                             103   319,502      -
                                                                                              ==      ====

                              (1)  The Investment Division commenced operations on May
                             3, 1999.

See notes to financial statements.






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                             Safeco RST Equity    Safeco RST    Schwab MarketTrack  Schwab Money Market   Schwab S&P 500
                                 Portfolio          Growth      Growth Portfolio II      Portfolio           Portfolio
                                                   Portfolio
                                Investment        Investment    Investment Division Investment Division Investment Division
                                  Division         Division
                               1999     1998      1999    1998     1999      1998     1999      1998      1999      1998
                               ----     ----      ----    ----     ----      ----     ----      ----      ----      ----
                                                  (1)
FROM OPERATIONS:
Net investment income        $        $         $        $      $          $        $         $         $         $
(loss)                        747,224   716,593   (6,255)      -  604,051   129,202 3,852,877 2,615,255    28,487 (116,657)

Net realized gain (loss)     1,789,023  132,269   (9,390)      -  268,428   308,226         -            5,596,306 3,270,918
on investments

Net change in unrealized
appreciation (depreciation)  (1,131,989) 1,171,030 229,596    -             114,738 ________- _________ 11,160,04  8,167,700
                             ------------------------------------           -------------------------------------------------
in investments                                                  __513,029
                                                               ---------

Increase (decrease) in net
assets resulting from        _1,404,258__2,019,892___213,951_____-                               __2,615,255         _11,321,961
                             -------------------------------------         -----    -----     ---------------     -----------
operations                                                      1,385,508   552,166 3,852,877           16,784,838
                                                                ----------  ------------------          ----------

FROM UNIT TRANSACTIONS:


Purchase payments                                 24,551       -  205,797   265,743 188,630,192 172,028,684 3,669,430
                              526,588   844,486                                                                   3,599,256


Redemptions                                                    - (354,823)
                             (1,960,507)(350,149) (14,790)                  (108,929)(34,687,797)(15,631,612)(6,206,767)(2,516,402)


Net transfers              __(158,436)_10,375,678 _1,556,658  _____-   _1,879,981  2,068,270                 28,454,339 _30,015,102
                             ---------------------------------- -------  --------- ----------              ----------------------
                                                                                        (118,520,305)(129,483,500)

Increase (decrease)
 in net  assets
resulting from unit        _(1,592,355)_10,870,015 _1,566,419  _____-                                      _25,917,002 _31,097,956
                           ---------------------------------- -------    ---       --------     ---         -----------------------
transactions                                                       1,730,955   2,225,084 35,422,090  26,913,572
                                                                    ----------  --------------------- ----------

INCREASE (DECREASE)
 IN NET                    (188,097)12,889,907   1,780,370 -   3,116,463   2,777,250 39,274,967  29,528,827   42,701,840 42,419,917
ASSETS


NET ASSETS:
 Beginning of period       17,116,046 4,226,139 ______- _____-  6,415,509  3,638,259 72,691,549  43,162,722  71,643,854
                           ---------------------------------  -------  -----------  ----------------------------------------------
                                                                                                                         29,223,937

 End of period           $16,927,949 $17,116,046 $1,780,370 $   $9,531,972 $6,415,509
                                                                                   $111,966,516 $72,691,549 $114,345,694 $71,643,854
                           =========================================== =========== ==============================================
                                                                          -


                              (1)  The Investment Division commenced
                             operations on May 3, 1999.

See notes to financial statements.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                              Scudder Capital    Scudder Growth &   SteinRoe Special   Strong Discovery   Strong VF Schafer
                                   Growth         Income Fund A         Venture             Fund II          Value Fund
                                   Fund A                                 Fund
                                Investment         Investment         Investment      Investment Division    Investment
                                  Division           Division           Division                              Division
                               1999      1998     1999     1998      1999      1998     1999      1998     1999      1998
                               ----      ----     ----     ----      ----      ----     ----      ----     ----      ----
                                (1)               (1)                                                       (1)
FROM OPERATIONS:
Net investment income        $                   $                 $         $        $         $        $         $
(loss)                          (5,157)$          (2,097)$          (33,099)  820,757   277,305    14,317  27,952        -
                                             -                 -
Net realized gain (loss)        80,725       -    (6,473)      -             (1,156,854)           60,416 (58,886)       -
on investments                                                     (1,464,596)         (228,015)
Net change in unrealized
appreciation (depreciation)  ___217,992_____-    __7,945 _____-              (1,246,798)(133,237)___116,065(59,361) _____-
                             -----------------   ---------------   --        ------------------------------------- ------
in investments                                                     2,536,469
                                                                   ---------

Increase (decrease) in net
assets resulting from        ___293,560_____-    ___(625)_____-    _1,038,774(1,582,895)(83,947)         _(90,295) _____-
                             -----------------   ---------------   -----------------------------------   --------- ------
operations                                                                                        190,798
                                                                                                  -------

FROM UNIT TRANSACTIONS:

Purchase payments                            -    15,816       -                          5,400   122,675  42,395        -
                                30,246                               66,281   423,896

Redemptions                                  -      (439)      -                                           (1,020)       -
                                  (859)                            (641,466) (292,366) (175,976)  (81,385)

Net transfers                _2,036,935_____-   _560,191 _____-                                 _(221,738)865,597  _____-
                             -----------------  ----------------   --        --       -         ------------------ ------
                                                                   (4,125,424)(2,087,176)(1,456,074)

Increase (decrease) in net
assets resulting from unit             _____-   _575,568 _____-                       (1,626,650)(180,448)_906,972  _____-
                             --        -------  ----------------   --        -        ---------------------------- ------
transactions                 2,066,322                             (4,700,609)(1,955,646)
                             ----------                            ---------------------

INCREASE (DECREASE) IN NET   2,359,882       -   574,943       -                                   10,350 816,677        -
ASSETS                                                             (3,661,835)(3,538,541)(1,710,597)

NET ASSETS:
 Beginning of period         ________- _____-   _______- _____-    _6,926,430  10,464,971        _2,438,778______-   _____-
                             -----------------  ----------------   ----------------------       -----------------  ------
                                                                                      2,449,128
 End of period               $2,359,882$        $        $         $3,264,595$        $         $                  $
                             =====================       ========= ============       ====      ==       =         =
                                            -    574,943      -              6,926,430  738,531 2,449,128  $816,677       -
                                            ==   ========     ==             ========== ==========================      =


                              (1)  The Investment Division commenced operations on May
                             3, 1999.

See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998

-----------------------------------------------------------------------------------------------------------------------------------

                                            Van Eck Worldwide Hard    Van Kampen American Capital     Total Variable Annuity - 1
                                                 Assets Fund            L.I.T. - Morgan Stanley             Series Account
                                                                         Real Estate Securities
                                                                               Portfolio
                                             Investment Division          Investment Division            Investment Division
                                             -------------------          -------------------            -------------------
                                             1999          1998          1999           1998             1999            1998
                                             ----          ----          ----           ----             ----            ----

FROM OPERATIONS:
Net investment income (loss)              $   12,193   $    172,811  $    128,480    $     15,853   $  15,292,403   $  14,918,970
Net realized gain (loss) on investments       48,183      (500,578)       16,840                       45,416,515       9,521,275
                                                                                         (489,228)
Net change in unrealized appreciation
(depreciation) in investments               _159,698     __(20,836)   __(293,979)         205,297    __78,505,503    __24,797,654
                                            ---------    ----------   -----------   --------------   -------------   ------------

Increase (decrease) in net assets
resulting from operations                   _220,074     _(348,603)   __(148,659)        (268,078)   _139,214,421    __49,237,899
                                            ---------    ----------   -----------   --------------   -------------   ------------

FROM UNIT TRANSACTIONS:

Purchase payments                             10,411       103,320        56,972          100,477     202,744,631     191,946,431

Redemptions                                  (28,243)      (20,338)     (124,009)        (109,723)    (61,994,671)    (26,484,129)

Net transfers                               (515,113)    _(513,068)       444,897      _1,272,829    _ __(138,453)   ______97,756
                                            ---------    ----------  -------------     -----------   -------------   ------------

Increase (decrease) in net assets
resulting from unit transactions            (532,945)    _(430,086)    __377,860       _1,263,583     140,611,507     165,560,058
                                            ---------    ----------    ----------      ----------- ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (312,871)     (778,689)      229,201          995,505     279,825,928     214,797,957

NET ASSETS:
 Beginning of period                         553,195     1,331,884    _2,854,082        1,858,577     464,067,350    _249,269,393
                                             --------    ----------   -----------     ------------ ---------------   ------------
 End of period                              $240,324    $  553,195    $3,083,283       $2,854,082   $ 743,893,278    $464,067,350
                                            =========   ===========   ===========      ===========  ==============  =============


                                          (1)  The Investment Division commenced operations on May 3,
                                         1999.

See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.    HISTORY OF THE SERIES ACCOUNT

      The Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on November 1, 1996. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

      Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

      Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

      Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

      The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

      Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

      Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.    CHARGES UNDER THE CONTRACT

      Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

      Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

      Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.  SELECTED DATA
                The  following  is a  summary  of  selected  data  for a unit of capital and net assets of the Series Account.

  4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                      Alger     Alger      American                                            Berger     Dreyfus
                      American  American   Century   American   Bankers   Bankers              IPT Small  VIF
                      Growth    Small-Cap  VP        Century    Trust     Trust      Baron     Company    Capital
                      Portfolio Portfolio  Capital   VP         EAFE      Small Cap  Capital   Growth     Appreciation
                                           AppreciatiInternationEquity    Index Fund Asset        Fund       Fund
                                                                Index                  Fund
                                                                            Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   11/01/96  11/01/96   11/01/96  05/03/99   05/03/99  05/03/99   05/01/97   05/03/99
Operations

1999
 Beginning Unit         $18.74   $12.76       $8.94    $14.54     $10.00    $10.00     $10.00    $13.89     $10.00
Value
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Ending Unit Value      $24.84   $18.15      $14.59    $23.66     $12.00    $11.65     $11.40    $26.37     $10.24
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Number of Units   2,200,774.98 201,220.60 88,278.89 602,866.81 161,395.99 203,338.02 502,097.27 1,072,037.44 245,395.21
Outstanding
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Net Assets (000's)    $54,671   $3,652      $1,288   $14,264     $1,937    $2,369     $5,723   $28,268     $2,513
                      ========= ========   ========= =========  ========= =========  ========= =========  =========

1998
 Beginning Unit         $12.76   $11.14       $9.22    $12.35                                    $13.75
Value
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $18.74   $12.76       $8.94    $14.54                                    $13.89
                      ========= ========   ========= =========                                 =========
 Number of Units    1,306,503.46 643,786.69 99,034.37 560,116.89                                428,982.88
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)              $8,217        $886    $8,147                                    $5,959
                       $24,487
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========

1997
 Beginning Unit         $10.24   $10.09       $9.61    $10.49                                    $10.00
Value
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $12.76   $11.14       $9.22    $12.35                                    $13.75
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Number of Units  417,162.09  337,576.93 82,255.58  298,156.62                                124,653.31
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)     $5,325   $3,761        $758    $3,683                                    $1,714
                      ========= ========   ========= =========                                 =========

1996
 Beginning Unit         $10.00   $10.00      $10.00    $10.00
Value
                      ========= ========   ========= =========
                      ========= ========
 Ending Unit Value      $10.24   $10.09       $9.61    $10.49
                      ========= ========   ========= =========
                      ========= ========   ========= =========
 Number of Units      1,166.64  4,080.46   30,139.13 13,399.99
Outstanding
                      ========= ========   ========= =========
 Net Assets (000's)        $12      $41        $290      $141
                      ========= ========   ========= =========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                           Federated                       INVESCO              Janus
                      Dreyfus   Federated  Fund for             INVESCO    VIF       INVESCO    Aspen     Janus
                      VIF       American   U.S.      Federated  VIF High   IndustrialVIF Total  AggressiveAspen
                      Growth &  Leaders    GovernmentUtility    Yield      Income    Return     Growth    Flexible
                      Income     Fund II   Securities Fund II   Portfolio  Portfolio Portfolio  Portfolio Income
                        Fund                  II                                                             Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        05/03/99   11/01/96  11/01/96   05/01/97   11/01/96  11/01/96   11/01/96  11/01/96   05/03/99
Operations

1999
 Beginning Unit        $10.00     $15.95     $11.43   $14.07      $12.13               $13.61    $14.71     $10.00
Value                                                                       $15.18
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Ending Unit Value     $10.73     $16.87     $11.27   $14.18      $13.14    $17.28     $13.03    $32.87     $ 9.95
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
Number of Unit    49,768.32 1,443,381.49 2,809,026.83 280,956.86 2,003,862.84
                                                                         1,753,290.18 573,788.59 458,029.90 838,444.84
Outstanding
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Net Assets (000's)      $534    $24,346    $31,648   $3,985     $26,326   $30,299     $7,477   $15,057     $8,347
                      ========  =========  ========= ========   =========  ========  =========  ========  =========

1998
 Beginning Unit                   $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
Value
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $15.95     $11.43   $14.07      $12.13    $15.18     $13.61    $14.71
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units            1,763,028.09 2,136,709.11 416,024.23 1,867,861.60
                                                                          1,639,584.27 1,269,709.44 759,487.48
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $28,117    $24,427   $5,852     $22,654   $24,882    $17,275   $11,169
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========

1997
 Beginning Unit                   $10.42      $9.97   $10.00      $10.39    $10.44     $10.27     $9.89
Value
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units           1,426,437.13  815,966.27  168,289.28 1,360,680.67 1,271,028.35
                                                                                     996,949.40 331,141.90
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $19,505     $8,737   $2,095     $16,450   $16,867    $12,482   $
                                                                                                  3,658
                                =========  ========= ========   =========  ========  =========  ========

1996
 Beginning Unit                   $10.00     $10.00              $10.00     $10.00     $10.00    $10.00
Value
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Ending Unit Value                $10.42      $9.97              $10.39     $10.44     $10.27    $ 9.89
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Number of Units                65,888.88  9,330.15             52,043.52  68,873.87 3,927.31   6,698.73
Outstanding
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Net Assets (000's)                 $686        $93                $541       $719        $40       $66
                                =========  =========            ========   ========  =========  ========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                                                           Montgomery
                      Janus     Janus      Janus     Lexington  Montgomery Variable                       Safeco
                      Aspen     Aspen      Aspen     Emerging   Variable   Series:   Prudential Safeco    RST
                      Growth    InternationWorldwide Markets    Series:    InternatioEquity     RST       Growth
                      Portfolio Growth     Growth       Fund    Growth     Small-Cap Portfolio  Equity    Portfolio
                                   Fund    Portfolo                Fund      Fund               Portfolio
                      ----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   05/03/99  11/01/96   11/01/96   11/01/96  11/01/96   05/03/99  05/01/97  05/03/99
Operations

1999
 Beginning Unit         $16.79    $10.00     $16.13     $6.40     $13.47      $9.56    $10.00     $14.65    $10.00
Value
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Ending Unit Value      $23.98    $17.04     $26.30    $14.48     $16.13      $9.87     $9.85     $15.88    $11.44
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Number of Units  3,396,880.63 772,937.37 4,259,932.25 133,859.68 410,660.04   0.00   32,427.58 1,065,918.62 155,642.93
Outstanding
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Net Assets (000's)    $81,453   $13,174   $112,048    $1,938     $6,625                 $320    $16,928    $1,780
                                                                           -
                      ========= =========  ========= =========  =========  ========= =========  ========= =========

1998
 Beginning Unit         $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
Value
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $16.79               $16.13     $6.40     $13.47      $9.56               $14.65
                      =========            ========= =========  =========  =========            =========
 Number of Units      1,979,274.19       3,616,796.56 260,704.11 601,168.28    8.53             1,168,093.71
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $33,242              $58,337    $1,670     $8,097         $0              $17,116
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========

1997
 Beginning Unit         $10.26               $10.42    $10.26     $10.35     $10.51               $10.00
Value
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Number of Units   1,335,813.25         2,208,663.79 309,521.91 643,624.38 208,496.59           357,176.26
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $16,678              $27,868    $2,785     $8,495     $2,061               $4,226
                      =========            ========= =========  =========  =========            =========

1996
 Beginning Unit         $10.00               $10.00    $10.00     $10.00     $10.00
Value
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Ending Unit Value      $10.26               $10.42    $10.26     $10.35     $10.51
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Number of Units      93,598.79            51,982.38  18,281.42 11,226.77  3,230.28
Outstanding
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Net Assets (000's)       $960                 $541      $188       $116        $34
                      =========            =========  ========  =========  =========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.



                      Schwab                                                                              Van Eck
                      MarketTraSchwab                           Scudder               Strong     Strong   Worldwide
                      Growth   Money      Schwab     Scudder    Growth &   SteinRoe   Discovery  VF       Hard
                      PortfolioMarket     S&P 500    Capital      Income   Special     Fund II   Schafer  Assets
                         II    Portfolio  Portfolio  Growth       Fund A   Venture               Value      Fund
                                                       Fund A                 Fund                 Fund
                      ---------------------------------------------------------------------------------------------

Date Commenced        11/01/96  11/01/96   11/01/96   05/03/99   05/03/99   11/01/96   11/01/96  05/03/99 11/01/96
Operations

1999
 Beginning Unit       $14.34     $10.93     $17.54    $10.00    $10.00     $           $12.26    $10.00   $
Value                                                                        9.00                           6.88
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Ending Unit Value    $17.01     $11.35     $20.95    $12.64    $          $13.22      $12.78    $8.64    $
                                                                  9.36                                      8.25
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Number of Units  560,532.64 9,861,519.25 5,457,967.10 186,640.12 61,409.25  246,948.62 57,792.53  94,499.34  29,113.72
Outstanding
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Net Assets (000's)   $9,532   $111,967   $114,346    $2,360      $575     $3,265        $739     $817      $240
                      =======  =========  =========  ========   =======    =======    ========   ======   =======

1998
 Beginning Unit       $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
Value
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $14.34     $10.93     $17.54                         $           $12.26             $
                                                                             9.00                           6.88
                      =======  =========  =========                        =======    ========            =======
 Number of Units   447,514.11 6,649,980.31 4,084,834.46                     769,185.90 199,701.97          80,398.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)   $6,416    $72,692    $71,644                         $6,926      $2,449               $553
                      =======  =========  =========                        =======    ========            =======
                      =======             =========                        =======

1997
 Beginning Unit       $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
Value
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   284,530.36 4,114,002.58 2,115,859.53                 952,879.99 211,488.12          132,622.35
Outstanding
                                                                                      ========
                      =======  =========  =========                        =======                        =======
 Net Assets (000's)   $3,638    $43,163    $29,224                         $10,465     $2,439             $1,332
                      =======  =========  =========                        =======    ========            =======

1996
 Beginning Unit       $10.00     $10.00     $10.00                         $10.00      $10.00             $10.00
Value
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   16,525.39 297,045.95  62,674.08                        70,715.11  24,613.07           2,220.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)     $171     $2,991      $ 659                           $727        $257                $23
                      =======  =========  =========                        =======    ========            =======






  4.  SELECTED DATA
                 The  following  is a  summary  of  selected  data for a unit of capital and net assets of the Series Account.

                                  Van Kampen American
                                    Capital L.I.T. -
                                  Morgan Stanley Real
                                   Estate Securities
                                       Portfolio
                                 -----------------------

  Date Commenced Operations             09/17/97

  1999
   Beginning Unit Value                      $9.25
                                      =============
   Ending Unit Value                         $8.86
                                      =============
   Number of Units Outstanding          347,935.46
                                      =============
   Net Assets (000's)                       $3,083
                                      =============

  1998
   Beginning Unit Value                     $10.56
                                      =============
                                      =============
   Ending Unit Value                         $9.25
                                      =============
                                      =============
   Number of Units Outstanding          308,475.29
                                      =============
                                      =============
   Net Assets (000's)                       $2,854
                                      =============

  1997
                                      =============
   Beginning Unit Value                     $10.00
                                      =============
                                      =============
   Ending Unit Value                        $10.56
                                      =============
                                      =============
   Number of Units Outstanding          176,075.27
                                      =============
                                      =============
   Net Assets (000's)                       $1,859
                                      =============







                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    -------------------------------------------
                    (An indirect wholly-owned subsidiary of
                      The Great-West Life Assurance Company)
                      -------------------------------------

                    Consolidated Financial Statements for the Years Ended
                      December 31, 1999, 1998, and 1997 and
                    Independent Auditors' Report

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" and, accordingly, changed its method of accounting for software development costs.

DELOITE & TOUCHE LLP
Denver, Colorado
January 31, 2000

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1999 AND 1998
(Dollars in Thousands)

===================================================================================================================

                                                                             1999                      1998
                                                                     ----------------------   -----------------------
                             ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581 and $2,298,936)                                   $           2,260,581    $           2,199,818
    Available-for-sale, at fair value (amortized cost
      $6,953,383 and $6,752,532)                                               6,727,922                6,936,726
  Common stock, at fair value (cost $43,978 and                                   69,240                   48,640
    $41,932)
  Mortgage loans on real estate, net                                             974,645                1,133,468
  Real estate, net                                                               103,731                   73,042
  Policy loans                                                                 2,681,132                2,858,673
  Short-term investments, available-for-sale (cost
    approximates fair value)                                                     240,804                  420,169
                                                                     ----------------------   -----------------------

         Total Investments                                                    13,058,055               13,670,536

Cash                                                                             257,840                  176,119
Reinsurance receivable
  Related party                                                                    5,015                    5,006
  Other                                                                          168,307                  187,952
Deferred policy acquisition costs                                                282,295                  238,901
Investment income due and accrued                                                137,810                  157,587
Other assets                                                                     308,419                  311,078
Premiums in course of collection                                                 142,199                   84,940
Deferred income taxes                                                            253,323                  191,483
Separate account assets                                                       12,780,016               10,099,543
                                                                     ----------------------   -----------------------








TOTAL ASSETS                                                       $          27,393,279    $          25,123,145
                                                                     ======================   =======================



See notes to consolidated financial statements.

===================================================================================================================
                                                                                      1999                1998
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                           $        555,783    $        555,300
      Other                                                                         11,181,900          11,347,548
    Policy and contract claims                                                         391,968             428,798
    Policyholders' funds                                                               185,623             181,779
    Provision for policyholders' dividends                                              70,726              69,530
GENERAL LIABILITIES:
    Due to Parent Corporation                                                           35,979              52,877
    Due to GWL&A Financial                                                             175,035
    Repurchase agreements                                                               80,579             244,258
    Commercial paper                                                                                        39,731
    Other liabilities                                                                  638,469             761,505
    Undistributed earnings on participating business                                   130,638             143,717
    Separate account liabilities                                                    12,780,016          10,099,543
                                                                                -----------------   -----------------
         Total Liabilities                                                          26,226,716          23,924,586
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         700,316             699,556
    Accumulated other comprehensive income (loss)                                      (84,861)             61,560
    Retained earnings                                                                  544,076             430,411
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,166,563           1,198,559
                                                                                -----------------   -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                    $     27,393,279    $     25,123,145
                                                                                =================   =================

                                        3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================

                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
REVENUES:
  Premiums
    Related party (including premiums
       recaptured totaling $0,
      $0, and $155,798)                                     $                  $         46,191   $        155,798
    Other (net of premiums ceded totaling
      $85,803, $86,511 and $61,194)                                1,163,183            948,672            677,381
  Fee income                                                         635,147            516,052            420,730
  Net investment income
    Related party                                                    (10,923)            (9,416)            (8,957)
    Other                                                            886,869            906,776            890,630
  Net realized gains on investments                                    1,084             38,173              9,800
                                                               ----------------   ----------------   ----------------
                                                                   2,675,360          2,446,448          2,145,382
                                                               ----------------   ----------------   ----------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $80,681,
    $81,205, and $44,871)                                            970,250            768,474            543,903
  Increase in reserves
    Related party                                                                        46,191            155,798
    Other                                                             33,631             78,851             90,013
  Interest paid or credited to contractholders                       494,081            491,616            527,784
  Provision for policyholders' share of earnings
    on participating business                                         13,716              5,908              3,753
  Dividends to policyholders                                          70,161             71,429             63,799
                                                               ----------------   ----------------   ----------------
                                                                   1,581,839          1,462,469          1,385,050
  Commissions                                                        173,405            144,246            102,150
  Operating expenses (income):
    Related party                                                       (768)            (5,094)            (6,292)
    Other                                                            593,575            518,228            431,714
  Premium taxes                                                       38,329             30,848             24,153
                                                               ----------------   ----------------   ----------------
                                                                   2,386,380          2,150,697          1,936,775
INCOME BEFORE INCOME TAXES                                           288,980            295,751            208,607
                                                               ----------------   ----------------   ----------------
PROVISION FOR INCOME TAXES:
  Current                                                             72,039             81,770             61,644
  Deferred                                                            11,223             17,066            (11,797)
                                                               ----------------   ----------------   ----------------
                                                                      83,262             98,836             49,847
                                                               ----------------   ----------------   ----------------
NET INCOME                                                  $        205,718   $        196,915   $        158,760
                                                               ================   ================   ================





See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)
==============================================================================

                                                                                      Accumulated
                                                                          Additional     Other
                              Preferred Stock          Common Stock        Paid-in    Comprehensive Retained
                            ---------------------  ---------------------
                             Shares      Amount     Shares      Amount     Capital      Income      Earnings    Total
                                                                                        (Loss)
                            ----------  ---------  ----------  ---------  ----------  ------------  ---------  ---------
BALANCE, JANUARY 1, 1997    2,000,800 $ 121,800    7,032,000 $   7,032  $  664,265  $     14,951  $ 226,166  $ 1,034,214

   Net income                                                                                       158,760    158,760
   Other comprehensive                                                                    37,856                 37,856
income
                                                                                                               ---------
Total comprehensive income                                                                                     196,616
                                                                                                               ---------
Capital contributions                                                       26,483                              26,483
Dividends                                                                                           (71,394)   (71,394)
                            ----------  ---------  ----------  ---------  ----------  ------------  ---------  ---------
BALANCE, DECEMBER 31, 1997  2,000,800   121,800    7,032,000     7,032     690,748        52,807    313,532    1,185,919




   Net income                                                                                       196,915    196,915
   Other comprehensive                                                                     8,753                 8,753
income
                                                                                                               ---------
Total comprehensive income                                                                                     205,668
                                                                                                               ---------
Capital contributions                                                        8,808                               8,808
Dividends                                                                                           (80,036)   (80,036)
Purchase of preferred       (2,000,800) (121,800)                                                              (121,800)
shares
                            ----------  ---------  ----------  ---------  ----------  ------------  ---------  ---------
BALANCE, DECEMBER 31, 1998         0  $       0    7,032,000 $   7,032  $  699,556  $     61,560  $ 430,411  $ 1,198,559

   Net income                                                                                       205,718    205,718
   Other comprehensive                                                                  (146,421)              (146,421)
loss
                                                                                                               ---------
Total comprehensive loss                                                                                        59,297
                                                                                                               ---------
Capital contributions
Dividends                                                                                           (92,053)   (92,053)
Income tax benefit on
stock
  compensation                                                                 760                                 760
                            ----------  ---------  ----------  ---------  ----------  ------------  ---------  ---------
BALANCE, DECEMBER 31, 1999         0  $       0    7,032,000 $   7,032  $  700,316  $    (84,861) $ 544,076  $ 1,166,563
                            ==========  =========  ==========  =========  ==========  ============  =========  =========




See notes to consolidated financial statements.

                                        3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                $        205,718   $        196,915   $        158,760
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain allocated to participating
        policyholders                                                 13,716              5,908              3,753
      Amortization of investments                                    (22,514)           (15,068)               409
      Net realized gains on investments                               (1,084)           (38,173)            (9,800)
      Depreciation and amortization                                   47,339             55,550             46,929
      Deferred income taxes                                           11,223             17,066            (11,824)
  Changes in assets and liabilities:
      Policy benefit liabilities                                     650,959            938,444            498,114
      Reinsurance receivable                                          19,636            (43,643)           112,594
      Accrued interest and other receivables                         (37,482)            28,467             30,299
      Other, net                                                    (146,150)          (184,536)            64,465
                                                               ----------------   ----------------   ----------------
         Net cash provided by operating activities                   741,361            960,930            893,699
                                                               ----------------   ----------------   ----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
         Sales                                                                            9,920
         Maturities and redemptions                                  520,511            471,432            359,021
         Available-for-sale
         Sales                                                     3,176,802          6,169,678          3,174,246
         Maturities and redemptions                                  822,606          1,268,323            771,737
    Mortgage loans                                                   165,104            211,026            248,170
    Real estate                                                        5,098             16,456             36,624
    Common stock                                                      18,116              3,814             17,211
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                           (563,285)          (584,092)          (439,269)
         Available-for-sale                                       (4,019,465)        (7,410,485)        (4,314,722)
    Mortgage loans                                                    (2,720)          (100,240)            (2,532)
    Real estate                                                      (41,482)            (4,581)           (64,205)
    Common stock                                                     (19,698)           (10,020)           (29,608)
                                                               ----------------   ----------------   ----------------
         Net cash provided by (used in)
           investing activities                             $         61,587   $         41,231   $       (243,327)
                                                               ================   ================   ================


                                                                                                       (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                     $       (583,900)  $       (507,237)  $       (577,538)
  Due to Parent Corporation                                          (16,898)           (73,779)           (19,522)
  Due to GWL&A Financial                                             175,035
  Dividends paid                                                     (92,053)           (80,036)           (71,394)
  Net commercial paper repayments                                    (39,731)           (14,327)           (30,624)
  Net repurchase agreements (repayments)
    borrowings                                                      (163,680)           (81,280)            38,802
  Capital contributions                                                                   8,808             11,000
  Purchase of preferred shares                                                         (121,800)
  Acquisition of subsidiary                                                             (82,669)
                                                               ----------------   ----------------   ----------------
                                                               ----------------   ----------------   ----------------
         Net cash used in financing activities                      (721,227)          (952,320)          (649,276)
                                                               ----------------   ----------------   ----------------

NET INCREASE IN CASH                                                  81,721             49,841              1,096

CASH, BEGINNING OF YEAR                                              176,119            126,278            125,182
                                                               ----------------   ----------------   ----------------

CASH, END OF YEAR                                           $        257,840   $        176,119   $        126,278
                                                               ================   ================   ================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                            $         76,150   $        111,493   $         86,829
    Interest                                                          14,125             13,849             15,124















See notes to consolidated financial statements.                    (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997 (Amounts in Thousands, except Share Amounts)
================================================================================

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial) and an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

         Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

         Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

         Investments - Investments are reported as follows:

         1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

                Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

                The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

         2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

                The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

         3. Real estate is carried at cost.The carrying value of real estate is subject to periodic evaluation of recoverability.

         4.     Investments in common stock are carried at fair value.

         5.     Policy loans are carried at their unpaid balances.

         6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

         7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

         Cash - Cash includes only amounts in demand deposit accounts.

         Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. As a result of the adoption of SOP 98-1, the Company capitalized $18,373 in internal use software development costs for the year ended December 31, 1999.

         Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $43,512, $51,724, and $44,298 in 1999, 1998, and 1997, respectively.

         Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

         Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,169,885 and $6,866,478 at December 31, 1999 and 1998, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,468,685 and $4,908,964 at December 31, 1999 and 1998, respectively, are established at the contractholder's account value.

         Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         Policy  and  Contract  Claims  - Policy  and  contract  claims  include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

         Participating Fund Account - Participating life and annuity policy reserves are $4,297,823 and $4,108,314 at December 31, 1999 and 1998,
         respectively. Participating business approximates 31.0%, 32.7%, and 50.5% of the Company's ordinary life insurance in force and 94.0%, 71.9% and 91.1% of ordinary life insurance premium income for the years ended December 31, 1999, 1998 and 1997, respectively.

         The  amount of  dividends  to be paid from  undistributed  earnings  on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

         The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

         The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the participating policyholders.

         Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.2%, 6.3%, and 6.6% in 1999, 1998, and 1997.

         Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

         Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

         The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

         Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists primarily of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

         Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are stock conversion protection agreements that require the counter-party to automatically call the bond for cash when the issuer elects to convert the bond to common stock. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

         Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

         The Financial Accounting Standards Board has issued Statement No. 133, "Accounting for Derivative Instruments and for Hedging Activities", which, as amended, is required to be adopted in years beginning after June 15, 2000. This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. Although management has not completed its analysis of the impact of this Statement, management does not anticipate that the adoption of the new Statement will have a significant effect on earnings or the financial position of the Company because of the Company's minimal use of derivatives.

         Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25 to stock-based compensation awards to employees.


2.       ACQUISITION

         On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations, which had an insignificant effect on net income in 1998, have been combined with those of the Company since the date of acquisition.

         The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


3.       RELATED-PARTY TRANSACTIONS

         On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

                        Assets                                     Liabilities and Stockholder's Equity

 Cash                           $     24,600     Policy reserves                    $     137,638
 Deferred income taxes                 3,816
 Policy loans                         82,649
 Due from Parent Corporation          19,753
 Other                                 6,820
                                  ------------                                         ------------
                                $    137,638                                        $     137,638
                                  ============                                         ============

================================================================================
         In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

         On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:


                        Assets                                     Liabilities and Stockholder's Equity
      ===========================================

      ===========================================
      Bonds                                       $    147,475     Policy reserves                    $     428,152
      ===========================================
      Mortgages                                         82,637     Due to Parent Corporation                 20,820
      ===========================================
      Cash                                             134,900
      ===========================================
      Deferred policy acquisition costs                  9,724
      ===========================================
      Deferred income taxes                             15,762
      ===========================================
      Policy loans                                      56,209
      ===========================================
      Other                                              2,265
      ===========================================
                                                    ------------                                         ------------
                                                  $    448,972                                        $     448,972
      ===========================================   ============                                         ============

         In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

         On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased its corporate headquarters properties from the Parent Corporation for $63,700.

         On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

                    Assets                                      Liabilities and Stockholder's Equity
      ====================================

      ====================================
      Cash                                 $       160,000      Policy reserves                    $       155,798
      ====================================
      Bonds                                         17,975      Due to Parent Corporation                   20,373
      ====================================
      Other                                             60      Deferred income taxes                        2,719
      ====================================
                                                                Undistributed earnings on
      ====================================
                                                                  participating business                      (855)
      ====================================
                                             ----------------                                        ----------------
                                           $       178,035                                         $       178,035
      ====================================   ================                                        ================

         In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

         Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

         The Company performs administrative services for the U.S. operations of the Parent Corporation. The following represents revenue from the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------

      Investment management revenue                             $         130     $         475     $         801
      Administrative and underwriting revenue                             768             5,094             6,292

         At December 31, 1999 and 1998, due to Parent Corporation includes $10,641 and $17,930 due on demand and $25,338 and $34,947 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.7% and 6.1% at December 31, 1999 and 1998, respectively) while the note payable bears interest at 5.4%.

         On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

         Interest expense attributable to these related party obligations was $11,053, $9,891, and $9,758 for the years ended December 31, 1999, 1998 and 1997, respectively.


4.       REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

         Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $173,322 and $192,958, respectively.

         The following schedule details life insurance in force and life and accident/health premiums:


                                                       Ceded            Assumed                          Percentage
                                                   Primarily to        Primarily                         of Amount
                                    Gross           the Parent        from Other           Net            Assumed
                                    Amount          Corporation        Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

      December 31, 1998:
        Life insurance in force:
          Individual         $     34,017,379  $      4,785,079   $     8,948,442   $    38,180,742        23.4%
          Group                    81,907,539                           2,213,372        84,120,911         2.6%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    115,924,918  $      4,785,079   $    11,161,814   $   122,301,653
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        352,710  $         24,720   $        65,452   $       393,442        16.6%
          Accident/health             571,992            61,689            74,284           584,587        12.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        924,702  $         86,409   $       139,736   $       978,029
                                ===============   ================  ================  ================

      December 31, 1997:
        Life insurance in force:
          Individual         $     24,598,679  $      4,040,398   $     3,667,235   $    24,225,516        15.1%
          Group                    51,179,343                           2,031,477        53,210,820         3.8%
                                ---------------   ----------------  ----------------  ----------------
               Total         $     75,778,022  $      4,040,398   $     5,698,712   $    77,436,336
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        320,456  $       (127,388)  $        19,923   $       467,767         4.3%
          Accident/health             341,837            32,645            34,994           344,186        10.2%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        662,293  $        (94,743)  $        54,917   $       811,953
                                ===============   ================  ================  ================



5.       NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

         Net investment income is summarized as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Investment income:
        Fixed maturities and short-term investments             $      636,946    $      638,079    $      633,975
        Mortgage loans on real estate                                   88,033           110,170           118,274
        Real estate                                                     19,618            20,019            20,990
        Policy loans                                                   167,109           180,933           194,826
        Other                                                              138               285                18
                                                                  ---------------   ---------------   ---------------
                                                                       911,844           949,486           968,083
      Investment expenses, including interest on
        amounts charged by the related parties
        of $11,053, $9,891, and $9,758                                  35,898            52,126            86,410
                                                                  ---------------   ---------------   ---------------
      Net investment income                                     $      875,946    $      897,360    $      881,673
                                                                  ===============   ===============   ===============

         Net realized gains (losses) on investments are as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Realized gains (losses):
        Fixed maturities                                        $       (7,858)   $       38,391    $       15,966
        Mortgage loans on real estate                                    1,429               424             1,081
        Real estate                                                        513                                 363
        Provisions                                                       7,000              (642)           (7,610)
                                                                  ---------------   ---------------   ---------------
      Net realized gains on investments                         $        1,084    $       38,173    $        9,800
                                                                  ===============   ===============   ===============


6.       SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                             Gross           Gross        Estimated
                                            Amortized      Unrealized     Unrealized         Fair         Carrying
                                              Cost           Gains          Losses          Value           Value
                                           ------------   -------------   ------------   -------------   ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies          $      63,444  $        448    $        687   $     63,205    $     63,444
          Collateralized mortgage
             obligations                       115,357                         9,360        105,997         115,357
          Public utilities                     223,705         2,773           3,011        223,467         223,705
          Corporate bonds                    1,724,915        19,179          30,753      1,713,341       1,724,915
          Foreign governments                   10,000           213                         10,213          10,000
          State and municipalities             123,160           738           1,540        122,358         123,160
                                           ------------   -------------   ------------   -------------   ------------
                                         $   2,260,581  $     23,351    $     45,351   $  2,238,581    $  2,260,581
                                           ============   =============   ============   =============   ============






                                                             Gross           Gross        Estimated
                                            Amortized      Unrealized     Unrealized         Fair         Carrying
                                              Cost           Gains          Losses          Value           Value
                                           ------------   -------------   ------------   -------------   ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     752,130  $      2,342    $     21,459   $    733,013    $    733,013
            Direct mortgage pass-
               through certificates            304,099         1,419          11,704        293,814         293,814
            Other                              178,142            77           1,431        176,788         176,788
        Collateralized mortgage
           obligations                         909,105         1,183          39,980        870,308         870,308
        Public utilities                       468,087         1,106          14,242        454,951         454,951
        Corporate bonds                      3,929,160        24,287         148,923      3,804,524       3,804,524
        Foreign governments                     41,224           654           1,256         40,622          40,622
        State and municipalities               371,436           108          17,642        353,902         353,902
                                           ------------   -------------   ------------   -------------   ------------
                                         $   6,953,383  $     31,176    $    256,637   $  6,727,922    $  6,727,922
                                           ============   =============   ============   =============   ============

         Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                             Gross           Gross        Estimated
                                            Amortized      Unrealized     Unrealized         Fair         Carrying
                                              Cost           Gains          Losses          Value           Value
                                           ------------   -------------   ------------   -------------   ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies          $      34,374  $      1,822    $              $     36,196    $     34,374
          Collateralized mortgage
             obligations                        10,135                           194          9,941          10,135
          Public utilities                     213,256        12,999             460        225,795         213,256
          Corporate bonds                    1,809,957        78,854           3,983      1,884,828       1,809,957
          Foreign governments                   10,133           782                         10,915          10,133
          State and municipalities             121,963         9,298                        131,261         121,963
                                           ------------   -------------   ------------   -------------   ------------
                                         $   2,199,818  $    103,755    $      4,637   $  2,298,936    $  2,199,818
                                           ============   =============   ============   =============   ============

                                                             Gross           Gross        Estimated
                                            Amortized      Unrealized     Unrealized         Fair         Carrying
                                              Cost           Gains          Losses          Value           Value
                                           ------------   -------------   ------------   -------------   ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     863,479  $     39,855    $      1,704   $    901,630    $    901,630
            Direct mortgage pass-
               through certificates            467,100         4,344             692        470,752         470,752
            Other                              191,138         1,765             788        192,115         192,115
        Collateralized mortgage
          obligations                          926,797        16,260           1,949        941,108         941,108
        Public utilities                       464,096        14,929              36        478,989         478,989
        Corporate bonds                      3,557,209       123,318          17,420      3,663,107       3,663,107
        Foreign governments                     56,505         2,732                         59,237          59,237
        State and municipalities               226,208         4,588           1,008        229,788         229,788
                                           ------------   -------------   ------------   -------------   ------------
                                         $   6,752,532  $    207,791    $     23,597   $  6,936,726    $  6,936,726
                                           ============   =============   ============   =============   ============



         The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

         See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

         The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Held-to-Maturity                      Available-for-Sale
                                        -------------------------------------   ------------------------------------
                                           Amortized           Estimated           Amortized           Estimated
                                              Cost             Fair Value             Cost            Fair Value
                                        -----------------   -----------------   -----------------   ----------------
      Due in one year or less         $        221,172    $        220,644    $        323,466    $        334,701
      Due after one year
        through five years                     945,199             941,685           1,286,402           1,251,690
      Due after five years
        through ten years                      684,729             677,531             716,353             684,513
      Due after ten years                      118,170             121,921             690,073             650,432
      Mortgage-backed
        securities                             115,357             105,997           1,965,334           1,897,135
      Asset-backed securities                  175,954             170,803           1,971,755           1,909,451
                                        -----------------   -----------------   -----------------   ----------------
                                      $      2,260,581    $      2,238,581    $      6,953,383    $      6,727,922
                                        =================   =================   =================   ================

         Proceeds from sales of securities available-for-sale were $3,176,802, $6,169,678, and $3,174,246 during 1999, 1998, and 1997, respectively.
         The realized gains on such sales totaled $10,080, $41,136, and $20,543 for 1999, 1998, and 1997, respectively. The realized losses totaled $19,720, $8,643, and $10,643 for 1999, 1998, and 1997, respectively.
         During the years 1999, 1998, and 1997, held-to-maturity securities with and amortized cost of $0, $9,920 and $0 were sold due to deterioration with insignificant gains and losses.

         At December 31, 1999 and 1998, pursuant to fully collateralized securities lending arrangements, the Company had loaned $0 and $115,168 of fixed maturities, respectively.

         The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 1999 financial hedge instruments:

                              Notional Strike/Swap
      December 31, 1999                    Amount                     Rate                          Maturity
      -----------------------------    ---------------    ------------------------------    -------------------------

      Interest Rate Caps            $      1,362,000          7.64% - 11.82% (CMT)                6/00 - 12/04
      Interest Rate Swaps                    217,528               4.94%-6.8%                    02/00 - 12/06
      Foreign Currency
        Exchange Contracts                    19,478                   N/A                       03/00 - 07/06
      Equity Swap                            104,152              5.15% - 5.93%                      01/01
      Options                                 54,100                 various                     01/02 - 12/02

         The following table summarizes the 1998 financial hedge instruments:

                              Notional Strike/Swap
      December 31, 1998                    Amount                     Rate                          Maturity
      -----------------------------    ----------------   ------------------------------    -------------------------
      Interest Rate Floor           $         100,000             4.50% (LIBOR)                      11/99
      Interest Rate Caps                    1,070,000         6.75% - 11.82% (CMT)               12/99 - 10/03
      Interest Rate Swaps                     242,451             4.95% - 9.35%                  08/99 - 02/03
      Foreign Currency
        Exchange Contracts                     34,123                  N/A                       05/99 - 07/06
      Equity Swap                              95,652                 4.00%                          12/99

         LIBOR    - London Interbank Offered Rate
         CMT               - Constant Maturity Treasury Rate

         The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1999, approximately 34% of the Company's mortgage loans were collateralized by real estate located in California.

         The following represents impairments and other information with respect to impaired mortgage loans:

                                                                                     1999                1998
      ======================================================================    ----------------    ----------------

      ======================================================================
      Loans with related allowance for credit losses of
      ======================================================================
        $14,727 and $2,492                                                   $          25,877   $         13,192
      ======================================================================
      Loans with no related allowance for credit losses                                 17,880             10,420
      ======================================================================
      Average balance of impaired loans during the year                                 43,866             31,193
      ======================================================================
      Interest income recognized (while impaired)                                        1,877              2,308
      ======================================================================
      Interest income received and recorded (while impaired)
      ======================================================================
        using the cash basis method of recognition                                       1,911              2,309
      ======================================================================



       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $75,691 and $52,913 at December 31, 1999 and 1998, respectively.

       The following table presents changes in allowance for credit losses:

                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------

      Balance, beginning of year                                $       67,242    $       67,242    $       65,242
      Provision for loan losses                                         (7,000)              642             4,521
      Chargeoffs                                                             -              (787)           (2,521)
      Recoveries                                                         1,000               145
                                                                  ---------------   ---------------   ---------------
      Balance, end of year                                      $       61,242    $       67,242    $       67,242
                                                                  ===============   ===============   ===============


7.       COMMERCIAL PAPER

         The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1999, no commercial paper was outstanding. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%.


8.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      ASSETS:
         Fixed maturities and
           short-term investments            $     9,229,307   $      9,207,307  $      9,556,713  $      9,655,831
         Mortgage loans on real
           Estate                                    974,645            968,964         1,133,468         1,160,568
         Policy loans                              2,681,132          2,681,132         2,858,673         2,858,673
         Common stock                                 69,240             69,240            48,640            48,640

      LIABILITIES:
         Annuity contract reserves
           without life contingencies              4,468,685          4,451,465         4,908,964         4,928,800
         Policyholders' funds                        185,623            185,623           181,779           181,779
         Due to Parent Corporation                    35,979             33,590            52,877            52,877
         Due to GWL&A Financial                      175,035            137,445               - -               - -
         Repurchase agreements                        80,579             80,579           244,258           244,258
         Commercial paper                           - -                - -                 39,731            39,731







                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      HEDGE CONTRACTS:
         Interest rate floor                        - -                - -                     17                17
         Interest rate caps                            4,140              4,140               971               971
         Interest rate swaps                          (1,494)            (1,494)            6,125             6,125
         Foreign currency exchange
           contracts                                     (10)               (10)              689               689
         Equity swap                                  (7,686)            (7,686)           (8,150)           (8,150)
         Options                                      (6,220)            (6,220)         - -               - -

         The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

         The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

         Mortgage loans fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

         Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

         The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

         The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

         The  estimated  fair  value of due to  Parent  Corporation  is based on
         discounted   cash  flows  at  current  market  rates  on  high  quality investments.

         The fair value of due to GWL&A Financial reflects the price determined in the public market at December 31, 1999.

         The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

         The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $772 and $0 of unrealized losses in 1999 and 1998, respectively. Included in the net gain position for foreign currency exchange contracts are $518 and $932 of loss exposures in 1999 and 1998, respectively.

         The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short term nature.


9.       EMPLOYEE BENEFIT PLANS

         Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

         The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost                 $        19,091      Undistributed earnings on          $         3,608
      ====================================
                                                                  Participating business
      ====================================
                                                                Stockholder's equity                        15,483
      ====================================
                                             ----------------                                        ----------------
                                           $        19,091                                         $        19,091
      ====================================   ================                                        ================


         The following table summarizes changes for the three years December 31, 1999, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.


                                                                                           Post-Retirement
                                                     Pension Benefits                        Medical Plan
                                             ----------------------------------    ---------------------------------
                                               1999        1998         1997        1999         1998        1997
                                             ---------    --------    ---------    --------    ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning of   $ 131,305   $  115,057  $  96,417    $  19,944   $   19,454   $  16,160
      year
      Service cost                             7,853        6,834      5,491        2,186        1,365       1,158
      Interest cost                            8,359        7,927      7,103        1,652        1,341       1,191
      Addition of former Alta employees        4,155
      Actuarial (gain) loss                  (22,363)       5,117      9,470        3,616       (1,613)      1,500
      Prior service for former Alta
        employees                                                                   2,471
      Benefits paid                           (3,179)      (3,630)    (3,424)        (641)        (603)       (555)
                                             ---------    --------    ---------    --------    ---------    --------
      Benefit obligation at end of year      126,130      131,305     115,057      29,228       19,944      19,454
                                             ---------    --------    ---------    --------    ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                  $ 183,136   $  162,879  $  138,221   $           $            $
      Actual return on plan assets            12,055       23,887      28,082
      Addition of former Alta employees
        and other adjustments                     81
      Benefits paid                           (3,179)      (3,630)     (3,424)
                                             ---------    --------    ---------    --------    ---------    --------
      Fair value of plan assets at end       192,093      183,136     162,879
      of year
                                             ---------    --------    ---------    --------    ---------    --------

      Funded status                           65,963       51,831      47,822      (29,228)    (19,944)     (19,454)
      Unrecognized net actuarial (gain)      (30,161)     (11,405)     (6,326)      3,464         (113)      1,500
      loss
      Unrecognized prior service cost          3,614                                2,310
      Unrecognized net obligation or
      (asset)
        at transition                        (18,170)     (19,684)    (21,198)     13,736       14,544      15,352
                                             ---------    --------    ---------    --------    ---------    --------
      Prepaid (accrued) benefit cost       $  21,246   $   20,742  $   20,298   $  (9,718)  $   (5,513)  $  (2,602)
                                             =========    ========    =========    ========    =========    ========

      Weighted-average assumptions as of
      December 31
      Discount rate                            7.50%        6.50%       7.00%        7.50%      6.50%        7.00%
      Expected return on plan assets           8.50%        8.50%       8.50%        8.50%      8.50%        8.50%
      Rate of compensation increase            5.00%        4.00%       4.50%        5.00%      4.00%        4.50%

      Components of net periodic benefit
      Cost
      Service cost                         $   7,853   $    6,834  $    5,491   $   2,186   $    1,365   $   1,158
      Interest cost                            8,360        7,927       7,103       1,652        1,341       1,191
      Expected return on plan assets         (15,664)     (13,691)    (12,286)
      Amortization of transition              (1,514)      (1,514)     (1,514)        808          808         808
      obligation
      Amortization of unrecognized prior
        service cost                             541                                  162
      Amortization of gain from earlier
        periods                                  (80)                                  38
                                             ---------    --------                 --------    ---------    --------
                                             ---------    --------    ---------    --------    ---------    --------
      Net periodic (benefit) cost          $    (504)  $     (444) $   (1,206)  $   4,846   $    3,514   $   3,157
                                             =========    ========    =========    ========    =========    ========

         The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 1999, 1998, or 1997.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:


                                                                           1-Percentage             1-Percentage
                                                                               Point                    Point
                                                                             Increase                 Decrease
                                                                        --------------------     --------------------
      Increase (decrease) on total of service and interest cost
        on components                                                $             1,678     $             (1,285)
      Increase (decrease) on post-retirement benefit obligation                    7,897                   (6,186)

         The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 1999, 1998, and 1997 totaled $5,504, $3,915, and $3,475, respectively.

         The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $17,367, $16,102, and $13,952 for years ending December 31, 1999, 1998, and 1997, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 1999, 1998, and 1997 were $1,231, $1,185, and $1,019, respectively.

         The Company also  provides a  supplemental  executive  retirement  plan
         (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1999, 1998, and 1997 was $3,002, $2,840, and $2,531, respectively. The total liability of $14,608, $11,323, and $8,288 as of December 31, 1999, 1998, and 1997 is included in other liabilities.


10.      FEDERAL INCOME TAXES

         The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                                       1999             1998            1997
                                                                    ------------    -------------    ------------
      Federal tax rate                                                    35.0   %        35.0    %       35.0    %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                                (5.9)                          (20.2)
        Provision for contingencies                                       (0.5)                            7.7
        Policyholder share of earnings                                     1.7             0.7             0.6
        Other, net                                                        (1.5)           (2.3)            0.8
                                                                    ------------    -------------    ------------
      Total                                                               28.8   %        33.4    %       23.9    %
                                                                    ============    =============    ============

          The Company's income tax provision was favorably impacted in 1999 and 1997 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1992 - 1993 audit years. The release recorded in 1997 reflected the resolution of certain tax issues with the IRS relating to the 1990-1991 audit years. The release totaled $17,150 for 1999 and $42,150 for 1997; however, $8,900 of the 1999 release and $15,100 of the 1997 release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

         In addition to this release of contingent tax liabilities, the Company's income tax provision for 1997 also reflects increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. This increase in contingent tax liabilities has been reflected as a component of the deferred income tax provisions as the Company does not expect near term resolution of these contingencies.

         Excluding the effect of the 1999 and 1997 tax items discussed above, the effective tax rate for 1999 and 1997 was 35.2% and 36.4%.

         Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1999 and 1998 are as follows:

                                                                 1999                              1998
                                                   ---------------------------------   ------------------------------
                                                      Deferred          Deferred         Deferred         Deferred
                                                        Tax               Tax               Tax             Tax
                                                       Asset           Liability           Asset         Liability
                                                   ---------------   ---------------   --------------   -------------
      Policyholder reserves                      $       131,587   $                 $     143,244    $
      Deferred policy acquisition costs                                     49,455                             39,933
      Deferred acquisition cost proxy
        tax                                              103,529                           100,387
      Investment assets                                   69,561                                               19,870
      Net operating loss carryforwards                       444                             2,867
      Other                                                                    582           6,566
                                                   ---------------   ---------------   --------------   -------------
               Subtotal                                  305,121            50,037         253,064             59,803
      Valuation allowance                                 (1,761)                           (1,778)
                                                   ---------------   ---------------   --------------   -------------
               Total Deferred Taxes              $       303,360   $        50,037   $     251,286    $        59,803
                                                   ===============   ===============   ==============   =============

         Amounts included in investment assets above include $58,711 and $(34,556) related to the unrealized gains/(losses) on the Company's fixed maturities available-for-sale at December 31, 1999 and 1998, respectively.

         The Company will file a consolidated tax return for 1999. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 1999, the Company's subsidiaries had approximately $1,271 of net operating loss carryforwards, expiring through the year 2014. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 1999 and 1998, respectively.

         The Company's valuation allowance was increased (decreased) in 1999, 1998, and 1997 by $(17), $(1,792), and $34, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

         Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.


11.      COMPREHENSIVE INCOME

         Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement established new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. The 1997 financial statements have been reclassified to conform to the requirements of Statement No. 130.

         Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $       (303,033)   $        106,061    $        (196,972)
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                  (9,958)              3,485               (6,473)
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains (losses)                           (312,991)            109,546             (203,445)
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                  87,729             (30,705)              57,024
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive loss                           $       (225,262)   $         78,841    $        (146,421)
      ==================================================    ================    ================    =================



         Other comprehensive income at December 31, 1998 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
                                                                Amount            or Benefit             Amount
                                                            ----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                            $         39,430    $        (13,800)   $          25,630
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 (14,350)              5,022               (9,328)
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      25,080              (8,778)              16,302
      Reserve and  DAC adjustment                                 (11,614)              4,065               (7,549)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         13,466    $         (4,713)   $           8,753
                                                            ================    ================    =================


         Other comprehensive income at December 31, 1997 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $         80,821    $        (28,313)   $          52,508
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                   2,012                (704)               1,308
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      82,833             (29,017)              53,816
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                 (24,554)              8,594              (15,960)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         58,279    $        (20,423)   $          37,856
      ==================================================    ================    ================    =================


12.      STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

         Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800. At December 31, 1999 and 1998, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

         The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                      1999               1998              1997
                                                                 ----------------   ---------------   ---------------
                                                                   (Unaudited)
      Net income                                               $      253,123     $      225,863    $      181,312
      Capital and surplus                                           1,007,245            727,124           759,429

         The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1999 were $1,007,245 and $245,148 (unaudited), respectively. The Company should be able to pay up to $245,148 (unaudited) of dividends in 2000.

         Dividends of $0, $6,692, and $8,854 were paid on preferred stock in 1999, 1998, and 1997, respectively. In addition, dividends of $92,053, $73,344, and $62,540 were paid on common stock in 1999, 1998, and 1997, respectively. Dividends are paid as determined by the Board of Directors.


13.      STOCK OPTIONS

         Great-West Lifeco Inc. (Lifeco) is the parent of the Parent Corporation. Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to
         certain  officers  and  employees  of  Lifeco  and  its   subsidiaries,
         including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1999, 1998, and 1997, stock available for award to Company employees under the Lifeco plan aggregated 885,150, 1,424,400, and 3,440,000 shares.

         The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1998 and 1997 to Company employees totaling 278,000 and 1,832,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1999 and 1998, 11,250 and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $23 and $116, respectively. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

         The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,           6,544,824  $    8.07         5,736,000  $    7.71        4,104,000   $    6.22
        Granted                        575,500      16.48           988,000      13.90        1,932,000       11.56
        Exercised                      234,476       5.69            99,176       5.93           16,000        5.95
        Expired or canceled            318,750      13.81            80,000      13.05          284,000        6.17
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,          6,567,098       9.04         6,544,824       8.07        5,736,000        7.71
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                  2,215,998  $    6.31         1,652,424  $    5.72          760,800   $    5.96
                                  =============   ==========   =============   ==========   =============   =========

      Weighted average fair
      value of options
      granted during year       $    5.23                    $    4.46                    $    2.83
                                  =============                =============                =============


         The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 1999:

                                           Outstanding                                Exercisable
      ========================   ------------------------------------------------   ---------------------------------
                                                                      Average                             Average
      ========================
             Exercise                                  Average        Exercise                           Exercise
      ========================
            Price Range              Options            Life           Price            Options            Price
      ------------------------   ----------------    ------------   -------------   ----------------   --------------
      $ 5.87  -   7.80               3,554,348           6.63     $      5.95           2,108,748    $     5.92
      ========================
      $11.25 - 15.81                 2,842,000           7.86     $     12.37             107,250    $    14.03
      ========================
      $16.53 - 18.65                   170,500           9.18           17.93              -                 -
      ========================

         Of the exercisable Lifeco options, 2,174,748 relate to basic option grants and 41,250 relate to variable grants.

         Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1999, 1998 and 1997, stock available for award under the PFC plan aggregated 4,340,800, 4,400,800, and 4,400,800 shares.

         Options granted to officers of the Company under the PFC plan became exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

         The following table summarizes the status of, and changes in, PFC options granted to Company officers which remain outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,             355,054  $    2.89         1,076,000  $    3.05        1,329,200   $    3.14
        Exercised                       70,000       2.28           720,946       2.98          253,200        2.93
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,            285,054       3.23           355,054       2.89        1,076,000        3.05
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                    285,054  $    3.23           355,054  $    2.89        1,076,000   $    3.05
                                  =============   ==========   =============   ==========   =============   =========

         As of December 31, 1999, the PFC options outstanding have exercise prices between $2.38 and $3.65 and a weighted-average remaining contractual life of 1.7 years.

         The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,039, $727, and $608, in 1999, 1998, and 1997, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 1999, 1998, and 1997, respectively: dividend yields of 3.63%, 3.0% and 3.0%, expected volatility of 32.4%, 34.05%, and 24.04%, risk-free interest rates of 6.65%, 4.79%, and 4.72%, and expected lives of 7.5 years.


14.      SEGMENT INFORMATION

         The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

         The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

         The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

         The Company's operations are not materially dependent on one or a few customers, brokers or agents.

         Summarized segment financial information for the year ended and as of December 31 was as follows:

         Year ended December 31, 1999

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        990,449     $       172,734     $      1,163,183
      ================================================
         Fee income                                             548,580              86,567              635,147
      ================================================
         Net investment income                                   80,039             795,907              875,946
      ================================================
         Realized investment gains (losses)                      (1,224)              2,308                1,084
      ================================================    -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               789,084             792,755            1,581,839
      ================================================
         Operating expenses                                     661,119             143,422              804,541
      ================================================    -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
      Net operating income before income taxes                  167,641             121,339              288,980
      ================================================
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
      ================================================    =================   =================   =================

         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,467,464     $    11,590,591     $     13,058,055
      ================================================
      Other assets                                              646,036             909,172            1,555,208
      ================================================
      Separate account assets                                 7,244,145           5,535,871           12,780,016
      ================================================    -----------------   -----------------   -----------------
      Total assets                                     $      9,357,645     $    18,035,634     $     27,393,279
      ================================================    =================   =================   =================




         Year ended December 31, 1998

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        746,898     $       247,965     $        994,863
      ================================================
         Fee income                                             444,649              71,403              516,052
      ================================================
         Net investment income                                   95,118             802,242              897,360
      ================================================
         Realized investment gains (losses)                       8,145              30,028               38,173
      ================================================    -----------------   -----------------   -----------------
      Total revenue                                           1,294,810           1,151,638            2,446,448
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               590,058             872,411            1,462,469
      ================================================
         Operating expenses                                     546,959             141,269              688,228
      ================================================    -----------------   -----------------   -----------------
      Total benefits and expenses                             1,137,017           1,013,680            2,150,697
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
      Net operating income before income taxes                  157,793             137,958              295,751
      ================================================
      Income taxes                                               50,678              48,158               98,836
                                                          -----------------   -----------------   -----------------
      Net income                                       $        107,115     $        89,800     $        196,915
      ================================================    =================   =================   =================



         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,434,691     $    12,235,845     $     13,670,536
      ================================================
      Other assets                                              567,126             785,940            1,353,066
      ================================================
      Separate account assets                                 5,704,313           4,395,230           10,099,543
      ================================================    -----------------   -----------------   -----------------
      Total assets                                     $      7,706,130     $    17,417,015     $     25,123,145
      ================================================    =================   =================   =================


         Year ended December 31, 1997

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        465,143     $       368,036     $        833,179
      ================================================
         Fee income                                             358,005              62,725              420,730
      ================================================
         Net investment income                                  100,067             781,606              881,673
      ================================================
         Realized investment gains (losses)                       3,059               6,741                9,800
      ================================================    -----------------   -----------------   -----------------
      Total revenue                                             926,274           1,219,108            2,145,382
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               371,333           1,013,717            1,385,050
      ================================================
         Operating expenses                                     427,969             123,756              551,725
      ================================================    -----------------   -----------------   -----------------
      Total benefits and expenses                               799,302           1,137,473            1,936,775
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
      Net operating income before income taxes                  126,972              81,635              208,607
      ================================================
      Income taxes                                               28,726              21,121               49,847
                                                          -----------------   -----------------   -----------------
      Net income                                       $         98,246     $        60,514     $        158,760
      ================================================    =================   =================   =================

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                     1999                1998                 1997
      ======================================    ----------------    ----------------    -----------------
                                                ----------------
      Premium Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        990,449    $        746,898    $        465,143
      ======================================    ----------------    ----------------    -----------------
                  Total Employee Benefits             990,449             746,898             465,143
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   14,344              16,765              22,634
      ======================================
             Individual Insurance                     158,390             231,200             345,402
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services            172,734             247,965             368,036
      ======================================    ----------------    ----------------    -----------------
      Total premium income                   $      1,163,183    $        994,863    $        833,179
      ======================================    ================    ================    =================
                                                ----------------
      Fee Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        454,071    $        366,805    $        305,302
      ======================================
               (uninsured plans)
      ======================================
             401(k)                                    94,509              77,844              52,703
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Employee Benefits             548,580             444,649             358,005
      ======================================    ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   81,331              71,403              62,725
      ======================================
             Individual Insurance                       5,236
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services             86,567              71,403              62,725
      ======================================    ----------------    ----------------    -----------------
      Total fee income                       $        635,147    $        516,052    $        420,730
      ======================================    ================    ================    =================



15.      COMMITMENTS AND CONTINGENCIES

         On October 6, 1999, the Company entered into a purchase and sale agreement (the Agreement) with Allmerica Financial Corporation (Allmerica) to acquire Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement, will be based on a percentage of the amount in-force at March 1, 2000 contingent on the persistency of the block of business through March 2001. The Company anticipates the purchase price to be approximately $35,000 of which $25,000 will be due on March 1, 2000 with the remaining amount due on March 1, 2001.

         The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.


16.      SUBSEQUENT EVENTS

         Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement is expected to convert to an assumption reinsurance agreement by January 1, 2001, pending regulatory approval. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for an equal amount of cash and miscellaneous assets from General American.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 24th day of February, 2000.

                                               VARIABLE ANNUITY-1 SERIES ACCOUNT
                                                                    (Registrant)



                                                     By: /s/ William T. McCallum
                                                  William T. McCallum, President
                                                  and Chief Executive Officer of
                                                       Great-West Life & Annuity
                                                               Insurance Company


                                                       GREAT-WEST LIFE & ANNUITY
                                                               INSURANCE COMPANY
                                                                     (Depositor)




                                                     By: /s/ William T. McCallum
                                                  William T. McCallum, President
                                                     and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                         Date



/s/ Robert Gratton*                                         February 25  , 2000
--------------------------------------
Director and Chairman of the
Board (Robert Gratton)



/s/ William T. McCallum                                                         February 25  , 2000
--------------------------------------                                          --------------
Director, President and Chief Executive
Officer (William T. McCallum)






Signature and Title                                                             Date




/s/ M.T.G. Graye                                                                February 25  , 2000
-------------------------------------                                           -------------
Senior Vice President, Chief
Financial Officer(M.T.G. Graye)



/s/ James Balog*                                                                February 25  , 2000
--------------------------------------                                          -------------
Director, (James Balog)



/s/ James W. Burns*                                                             February 25  , 2000
--------------------------------------                                          -------------
Director, (James W. Burns)


/s/ Orest T. Dackow*                                                            February 25  , 2000
--------------------------------------                                          -------------
Director (Orest T. Dackow)



                                                                                               , 2000
-------------------------------------                                                   -------
Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                                                        February 25  , 2000
--------------------------------------                                          -------------
Director (Paul Desmarais, Jr.)



/s/ Robert G. Graham*                                                           February 25  , 2000
--------------------------------------                                          -------------
Director (Robert G. Graham)



/s/ N. Berne Hart*                                                              February 25  , 2000
--------------------------------------                                          -------------
Director (N. Berne Hart)



/s/ Kevin P. Kavanagh*                                                          February 25  , 2000
--------------------------------------                                          -------------
Director (Kevin P. Kavanagh)







Signature and Title                                                             Date




/s/ William Mackness*                                                           February 25  , 2000
--------------------------------------                                          -------------
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                                                       February 25  , 2000
--------------------------------------                                          -------------
Director (Jerry E.A. Nickerson)



/s/ P.M. Pitfield*                                                              February 25  , 2000
--------------------------------------                                          -------------
Director (P. Michael Pitfield)



/s/ Michel Plessis-Belair                                                       February 25  , 2000
--------------------------------------------                                    -------------
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                                             February 25  , 2000
-----------------------------------------                                       -------------
Director (Brian E. Walsh)



*By:      /s/ D.C. Lennox                                                       February 25  , 2000
         ----------------------------------                                     -------------
         D. C. Lennox

Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement and Pre-Effective Amendment No. 1 thereto.